Registration No. 333-65048

As Filed with the Securities and Exchange Commission on December 3, 2002

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No.__5__ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__2__ [ X ]

Sun Life of Canada (U.S.) Variable Account G

Registrant

Sun Life Assurance Company of Canada (U.S.)

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-888-594-2654

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on December 15, 2002 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on December 15, 2002 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (888) 594-2654	SUN LIFE LOGO

Futurity Corporate VUL
Sun Life of Canada (U.S.) Variable Account G
A Flexible Premium Variable Universal Life Insurance Policy

This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

o o o o

choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available investment options and transfer amounts among these options as your investment objectives change; and

access the Policy's Account Value through policy loans and partial surrenders or a full surrender.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

December 15, 2002

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

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Use of Policy

The Policy provides corporations and other entities life insurance coverage on employees or other persons in whose lives they have an insurable interest. It may be used in connection with various types of non-tax-qualified executive benefit plans.

Premium Payments
o	Generally, you must make an initial minimum premium payment equal to 1/12th of the Seven Pay Premium. If Seven Pay Premium is exceeded, the Policy becomes a Modified Endowment Contract.
o	Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange.
o o

A 1035 exchange is a tax-sheltered exchange of cash value from one life insurance policy to another.

A Policy is a Modified Endowment Contract if the Premium paid during the first seven Policy Years exceeds the equivalent of seven level annual premiums necessary for a paid-up Policy.

o o

You choose the amount and timing of subsequent premium payments, within certain limits.

We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

Death Benefit Compliance Test
o	For favorable federal tax treatment, the Policy must meet one of the following standards-
	o o	the Guideline Premium Test, or the Cash Value Accumulation Test.
o	You choose the applicable test. You may not change your election.

o	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for Guideline Premium Test and Cash Value Accumulation Test definitions.
Death Benefit
Specified Face Amount is the amount of life insurance coverage you request.
o	If the Guideline Premium Test applies, you have a choice of two death benefit options-
	o o	the Specified Face Amount (Option A); or the Specified Face Amount plus your Account Value (Option B).
o o o

You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

If the Cash Value Accumulation Test applies, you will be deemed to have elected Option A, which may not be changed.

After the first Policy Year, you may-

	o o	increase the Specified Face Amount, subject to satisfactory evidence of the Insured's insurability; or decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.
Account Value
o	The Account Value equals
	o o o	premiums and loan repayments, plus investment performance of the Sub-Accounts and the Fixed Account; less any loans, partial surrenders and Policy charges.
Accessing Your Account Value
Cash Surrender Value is
o o o o	Account Value, less Policy Debt, plus any sales load refund due at surrender, plus any Enhanced Cash Surrender Value endorsement benefit.
o o o

You may borrow from us using the Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value.

You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the amount of the death benefit minus your Account Value after the partial surrender exceeds the amount of the death benefit minus your Account Value before the partial surrender.

The Variable Account
o o o o o

We have established a separate account ( the "Variable Account") to fund the variable insurance benefits under your Policy.

The assets of the Variable Account are free from our general creditor's claims.

The Variable Account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

When you choose Sub-Accounts in the Variable Account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to

o o o o	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
o o o

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle.

Investment Options
o o o o

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

If your Policy was issued before December 15, 2002, a Fixed Account investment option was not offered but became available, via Policy endorsement, on December 15, 2002. If that option was rejected, references to the Fixed Account within this prospectus should be disregarded.

You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose.

You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Right to Return Period

You may return the Policy and receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive the Policy.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due. If this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

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The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the expenses that you will pay at the time that you buy the Policy and at the time of each subsequent premium payment.

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TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted

Expense Charge Applied to Premium

     Premium Tax (on Premium)

     Federal Tax (on Premium)

     Sales Load on Premium up to and      Including Target Premium

     Sales Load on Premium in Excess      of Target Premium

Illustration Charge

Upon premium receipt Upon premium receipt Upon premium receipt Upon premium receipt Upon fulfillment of illustration request

Current:               2% in all states except KY

Guaranteed:           4% in all states except KY

KY:                                            9%

                                             1.25%

Policy Year 1:                              8.75%

Policy Years 2-4:                  Current 7.25%

                               Guaranteed: 8.75%

Policy Years 5-7:                  Current 6.00%

                               Guaranteed: 8.75%

Policy Years 8+:                            0.00%

Policy Years 1-7:                           2.25%

Policy Years 8+:                            0.00%

Current:                                      $0.00

Guaranteed:                                $25.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[1] Minimum and Maximum Charge Representative Owner Charge[4]	At the end of a Policy Month	(Per $1000 of Net Amount at Risk) Current: $0.35/$199.45[2] Guaranteed: $1.05/$1000.00[3] Current: $1.02 Guaranteed: $4.55
Mortality and Expense Risk Charge	At the beginning of a Policy Month

(On the assets allocated to the investment options)

Policy Years 1-10:                 Current 0.40%

                                 Guaranteed 0.60%

Policy Years 11-20:                Current 0.25%

                                 Guaranteed 0.60%

Policy Years 21+:                  Current 0.20%

                                 Guaranteed 0.60%

Monthly Expense Charge[5]	At the beginning of a Policy Month	Policy Year 1: $13.75 Policy Years 2+: Current $7.50 Guaranteed $13.75
OPTIONAL CHARGE (FOR ADDITIONAL PROTECTION BENEFIT RIDER):
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[6] (This charge is in addition to the Policy Cost of Insurance Charge.) Minimum and Maximum Charge Representative Owner Charge[4]	At the end of a Policy Month	(Per $1000 of Net Amount at Risk) Current: $0.35/$199.45[7] Guaranteed: $1.31/$1000.00[8] Current: $1.02 Guaranteed: $5.69

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund and in the table following this one.
ANNUAL FUND OPERATING EXPENSES
Total Fund Annual Expenses: 0.26%/7.47%

[1]The cost of insurance charge varies based on individual characteristics, specifically the length of time the Policy has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

2The first number is the current annual minimum cost of insurance charge possible under the Policy. The $0.35 represents the per $1000 of Net Amount at Risk charge for an Insured female, nonsmoker, age 26. The second number is the current annual maximum cost of insurance charge possible under the Policy. The $199.45 represents the per $1000 of Net Amount at Risk charge for an Insured male, smoker, age 99.

3The first number is the guaranteed annual minimum cost of insurance charge possible under the Policy. The $1.05 represents the per $1000 of Net Amount at Risk charge for an Insured female, age 20. The second number is the guaranteed annual maximum cost of insurance charge possible under the Policy. The $1000.00 represents the per $1000 of Net Amount at Risk charge for an Insured male, age 99.

4A Representative Owner is a male, nonsmoker, age 45. It is assumed the Owner and the Insured are the same person. The charges shown are annual charges.

5The monthly expense charge varies based on our expectations of future expenses but will never exceed $13.75.

6The cost of insurance charge varies based on individual characteristics, specifically the length of time the rider has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

7The first number is the current annual minimum cost of insurance charge possible under the rider. The $0.35 represents the per $1000 of Net Amount at Risk charge for an Insured female, nonsmoker, age 26. The second number is the current annual maximum cost of insurance charge possible under the rider. The $199.45 represents the per $1000 of Net Amount at Risk charge for an Insured male, smoker, age 99.

8The first number is the guaranteed annual minimum cost of insurance charge possible under the rider. The $1.31 represents the per $1000 of Net Amount at Risk charge for an Insured female, age 20. The second number is the guaranteed annual maximum cost of insurance charge possible under the rider. The $1000.00 represents the per $1000 of Net Amount at Risk charge for an Insured male, age 99.

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UNDERLYING FUND ANNUAL EXPENSES (1)
(as a percentage of fund net assets)

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	Management Fees	Other Expenses	12b-1 or Other Service Fees	Gross Fund Annual Expenses	Contractual Expense Reimbursement	Total Net Fund Annual Expenses (After Reimbursement)(2)
AIM V.I. Capital Appreciation Fund	0.61%	0.24%				0.85%
AIM V.I. Growth Fund	0.62%	0.26%				0.88%
AIM V.I. Core Equity Fund(8)	0.61%	0.21%				0.82%
AIM V.I. International Growth Fund(8)	0.73%	0.32%				1.05%
AIM V.I. Premier Equity Fund(8)	0.60%	0.25%				0.85%
Alliance VP Premier Growth Portfolio	1.00%	0.04%	0.25%			1.29%
Alliance VP Technology Portfolio	1.00%	0.08%	0.25%			1.33%
Alliance VP Growth and Income Portfolio	0.63%	0.04%	0.25%			0.92%
Alliance VP Worldwide Privatization Portfolio(3)	0.46%	0.49%	0.25%	1.93%	0.73%	1.20%
Alliance VP Quasar Portfolio(3)	0.82%	0.13%	0.25%	1.43%	0.23%	1.20%
Dreyfus Stock Index Fund(4)	0.25%	0.01%				0.26%
Fidelity VIP ContrafundTM Portfolio(14)	0.58%	0.11%	0.25%			0.94%
Fidelity VIP Growth Portfolio(14)	0.58%	0.10%	0.25%			0.93%
Fidelity VIP Overseas Portfolio(14)	0.73%	0.20%	0.25%			1.18%
Goldman Sachs VIT CORESM U.S. Equity Fund(5)	0.70%	0.11%				0.82%
Goldman Sachs VIT Capital Growth Fund(5)	0.75%	0.25%				1.69%
INVESCO VIF Dynamics Fund(6)	0.75%	0.33%				1.08%
INVESCO VIF Small Company Growth Fund(6)	0.75%	0.50%		1.29%	0.04%	1.25%
Lord Abbett Series Fund Mid Cap Value Portfolio(7)	0.75%	0.10%	0.25%	1.20%	0.10%	1.10%
Lord Abbett Series Fund Growth and Income Portfolio	0.50%	0.22%	0.25%			0.97%
Lord Abbett Series Fund International Portfolio(7)	1.00%	0.10%	0.25%	6.15%	4.80%	1.35%
MFS/Sun Life Capital Appreciation Series	0.73%	0.05%	0.25%			1.03%
MFS/Sun Life Emerging Growth Series(15)	0.70%	0.06%	0.25%			1.01%
MFS/Sun Life Government Securities Series	0.55%	0.07%	0.25%			0.87%
MFS/Sun Life High Yield Series	0.75%	0.09%	0.25%			1.09%
MFS/Sun Life Massachusetts Investors Growth Stock Series(15)	0.75%	0.07%	0.25%			1.07%
MFS/Sun Life Massachusetts Investors Trust Series	0.55%	0.05%	0.25%			0.85%
MFS/Sun Life New Discovery Series	0.90%	0.07%	0.25%			1.22%
MFS/Sun Life Total Return Series	0.65%	0.05%	0.25%			0.95%
MFS/Sun Life Utilities Series	0.71%	0.07%	0.25%			1.03%
PIMCO Emerging Markets Bond Portfolio(17)(18)	0.45%	0.40%	0.15%	1.28%	0.28%	1.00%
PIMCO High Yield Portfolio(17)(19)	0.25%	0.35%	0.15%	0.76%	0.01%	0.75%
PIMCO Real Return Portfolio(17)(20)	0.25%	0.26%	0.15%	0.67%	0.01%	0.66%
PIMCO Total Return Portfolio(17)(19)	0.25%	0.25%	0.15%	0.66%	0.01%	0.65%
Rydex VT Nova Fund	0.75%	0.45%	0.25%			1.45%
Rydex VT OTC Fund	0.75%	0.45%	0.25%			1.45%
Scudder VIT EAFE® Equity Index Fund(16)	0.45%	0.20%	0.25%			1.05%
Scudder VIT Small Cap Index Fund(16)	0.35%	0.10%	0.25%			0.88%
Sun CapitalSM All Cap Fund(9)	0.70%	0.20%				5.00%
Sun Capital Investment Grade Bond Fund(R)(9)	0.60%	0.15%				0.95%
Sun Capital Money Market Fund(R)(9)	0.50%	0.15%				0.74%
Sun Capital Real Estate Fund(R)(9)	0.95%	0.30%				1.68%
SCSM Alger Growth Fund(9)	0.75%	0.15%				5.00%
SCSM Alger Income & Growth Fund(9)	0.62%	0.18%				5.00%
SCSM Alger Small Capitalization Fund(9)	0.85%	0.15%				5.00%
SCSM Blue Chip Mid Cap Fund(9)(13)	0.80%	0.20%				1.26%
SCSM Davis Financial Fund(9)(10)	0.75%	0.15%				2.72%
SCSM Davis Venture Value Fund(9)(10)	0.75%	0.15%				1.28%
SCSM Investors Foundation Fund(9)(13)	0.75%	0.15%				3.34%
SCSM Neuberger Berman Mid Cap Growth Fund(9)(11)	0.95%	0.15%				5.84%
SCSM Neuberger Berman Mid Cap Value Fund(9)(11)	0.95%	0.15%				7.47%
SCSM Select Equity Fund(9)(13)	0.75%	0.15%				1.50%
SCSM Value Equity Fund(9)(12)	0.80%	0.10%				3.97%
SCSM Value Managed Fund(9)(12)	0.80%	0.10%				4.68%
SCSM Value Mid Cap Fund(9)(12)	0.80%	0.20%				1.70%
SCSM Value Small Cap Fund(9)(12)	0.80%	0.20%				2.06%
Templeton Foreign Securities Fund(21)	0.69%	0.21%	0.25%	1.16%	0.01%	1.15%
Templeton Growth Securities Fund(22)	0.80%	0.05%	0.25%			1.10%

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Notes
(1) (2) (3) (4) (5)

The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.

All expense figures are based on actual expenses for the fiscal year ended December 31, 2001, except that the expense figures shown for PIMCO Emerging Markets Bond Portfolio, Scudder VIT EAFE® Equity Index Fund, Scudder VIT Small Cap Index Fund, SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund, SCSM Alger Small Capitalization Fund and Sun Capital All Cap FundSM are estimates for the year 2002. No actual expense figures are shown because the PIMCO Emerging Markets Bond Portfolio commenced operations in September, 2002, the Scudder Funds commenced operations on April 30, 2002 and the others commenced operations in either April or May of 2002. Therefore, they have less than 10 months of investment experience.

For the year ended December 31, 2001, the investment advisor has voluntarily agreed to waive Fund Expenses to the extent such expenses exceed the "Total Fund Annual Expenses" shown in the table.

The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

The investment advisers to the following Goldman Sachs VIT Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed a certain percentage per annum of such Funds' average daily net assets:

	Goldman Sachs VIT CORESM U.S. Equity Fund Goldman Sachs VIT Capital Growth Fund	0.20% 0.25%
(6) (7)

Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds are not guaranteed and may be discontinued at any time.

The INVESCO VIF Dynamics and INVESCO VIF Small Company Growth Funds' actual "Other Fund Expenses" and "Total Annual Fund Expenses" were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.

For the year 2001, Lord, Abbett & Co. voluntarily waived a portion of its management fees for the Portfolios and subsidized a portion of the Portfolios' expenses to the extent necessary to maintain the "Other Expenses After Reimbursement" and "12b-1 or Other Service Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets. Absent any waivers and reimbursements, the "Total Annual Fund Expenses Before Reimbursement" for the Mid Cap Value and International Portfolios would have been 1.20% and 6.15%, respectively, for the year 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid Cap Value and International Portfolios but has contractually agreed to continue to reimburse a portion of the Portfolios' expenses to the extent necessary to maintain the "Other Fund Expenses After Reimbursement" and "12b-1 or Service Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets.

(8) (9)

Effective May 1, 2002, the following funds' names will change from AIM V.I. Growth and Income, AIM V.I. International Equity and AIM V.I. Value Fund to AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund and AIM V.I. Premium Equity Fund, respectively.

For the year ended December 31, 2001, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond Fund(R), Sun Capital Money Market Fund(R), Sun Capital Real Estate Fund(R), SCSM Davis Venture Value Fund, SCSM Value Mid Cap Fund, SCSM Blue Chip Mid Cap Fund and SCSM Select Equity Fund for which the investment adviser waived a portion of its fees. The fee waivers and expense reimbursements per Fund are as follows:

Sun CapitalSM All Cap Fund

Sun Capital Investment Grade Bond Fund(R)

Sun Capital Money Market Fund(R)

Sun Capital Real Estate Fund(R)

SCSM Alger Growth Fund

SCSM Alger Income & Growth Fund

SCSM Alger Small Capitalization Fund

SCSM Blue Chip Mid Cap Fund

SCSM Davis Financial Fund

SCSM Davis Venture Value Fund

SCSM Investors Foundation Fund

SCSM Neuberger Berman Mid Cap Growth Fund

SCSM Neuberger Berman Mid Cap Value Fund

SCSM Select Equity Fund

SCSM Value Equity Fund

SCSM Value Managed Fund

SCSM Value Mid Cap Fund

SCSM Value Small Cap Fund

4.10% 0.20% 0.09% 0.43% 4.10% 4.20% 4.00% 0.26% 1.82% 0.38% 2.44% 4.74% 6.37% 0.60% 3.07% 3.78% 0.70% 1.06%

Fee waivers and expense reimbursements for the Sun Capital Adviser Trust Funds are not guaranteed and may be discontinued at any time. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.

(10) (11) (12) (13)

Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S.") has applied to the Securities and Exchange Commission for an order approving the substitution of shares of the SCSM Alger Funds and SCSM Value Funds for shares of certain other mutual funds held by Sun Life U.S. separate accounts that issue variable annuity and variable life insurance products. If the order is granted, the adviser will contractually limit its management fee and reimburse the nonmanagement expenses of the SCSM Alger Funds and the SCSM Value Funds for a period of two years from the date of the substitution.

The management fee for each of the SCSM Davis Funds decreases to 0.70% as the daily net assets of each Fund exceed $500 million.

The management fee for each of the SCSM Neuberger Berman Funds decreases to 0.90% as the daily net assets of the Funds exceed $750 million.

The management fees for each of the SCSM Value Funds decreases to 0.75% as the daily net assets of each Fund exceed $400 million, and decreases to 0.70% as the daily net assets of each Fund exceed $800 million.

The management fees for each of the SCSM Blue Chip Mid Cap Fund, the SCSM Investors Foundation Fund and the SCSM Select Equity Fund decreases to 0.75%, 0.70% and 0.70% respectively, as the daily net assets of each Fund exceed $300 million.

(14) (15) (16) (17)

Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expense. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with is custodian and dividend disbursing agent. Each Fund may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Fund Expenses" in the table. Had these fee reimbursements been taken into account, "Total Annual Fund Expenses" for certain of the Funds would be as follows:

Emerging Growth Series 1.00%

Massachusetts Investors Growth Stock Series 1.06%

The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. For Scudder VIT EAFE® Equity Index Fund, the waiver and reimbursement is 0.15%. For Scudder VIT Small Cap Index Fund, the waiver and reimbursement is 0.18%. These waivers and reimbursements are not guaranteed and may be discontinued at any time.

PIMCO has contractually agreed to reduce Total Fund Annual Expenses to the extent such expenses, due to the payment of organizational expenses and Trustees' fees, would exceed a certain percentage per annum of such Portfolio's average daily net assets. See Table below. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO Emerging Markets Bond Portfolio 1.00%

PIMCO High Yield Portfolio 0.75%

PIMCO Real Return Portfolio 0.65%

PIMCO Total Return Portfolio 0.65%

(18) (19) (20) (21) (22)

"Other Expenses" reflect a 0.40% administrative fee and 0.28% representing the estimated organizational expenses and pro rata Trustees' fees.

For PIMCO High Yield Portfolio and PIMCO Total Return Portfolio, "Other Expenses" reflect an administrative fee of 0.35% and 0.25%, respectively, and 0.01% representing the pro rata Trustee's fees.

"Other Expenses" reflect a 0.25% administrative fee, 0.01% representing the pro rata Trustee's fees and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. The ratio of net expenses to average net assets excluding interest expense is 0.65%.

The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

The Fund administration fee is paid indirectly through the management fee.

About Who We Are

Sun Life Assurance Company of Canada (U.S.) is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia. Business in New York is conducted through an insurance company subsidiary of Sun Life Assurance Company of Canada (U.S.). We issue individual and group life insurance policies and annuity contracts.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

The Variable Account

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under the Policy are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds

The Policy offers several mutual fund options, which are briefly described below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). You should read the Fund Prospectuses, which may be obtained by calling 888-594-2654, before investing.

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks or companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Growth Fund seeks to achieve growth of capital by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Core Equity Fund seeks to achieve growth of capital with a secondary objective of current income.

     AIM V.I. International Equity Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. Premier Equity Fund seeks long-term growth of capital with a secondary objective of current income. Alliance Variable Products Series Fund, Inc. (advised by Alliance Capital Management L.P.)

     Alliance VP Premier Growth Portfolio seeks to achieve growth of capital by pursuing aggressive investment policies. It invests principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

     Alliance VP Technology Portfolio seeks growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

     Alliance VP Growth and Income Portfolio seeks to provide reasonable current income and reasonable opportunities for appreciation by investing primarily in dividend-paying common stocks of good quality.

     Alliance VP Worldwide Privatization Portfolio seeks long-term capital appreciation by investing primarily in securities of issuers that are undergoing or have undergone privatizations. The Portfolio seeks to take advantage of investment opportunities that are created by privatizations of state enterprises in both established and developing countries.

     Alliance VP Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. It invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects.

Dreyfus Stock Index Fund (advised by the Dreyfus Corporation) seeks to match the performance of the S&P 500® .

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity, Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     VIP ContrafundTM Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies whose stocks are undervalued by the market.

     VIP Growth Portfolio seeks to achieve capital appreciation by investing primarily in common stocks of companies with above-average growth potential.

     VIP Overseas Portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs")).

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

     Goldman Sachs VIT Capital Growth Fund seeks long-term growth of capital by investing at least 90% of its total assets in equity securities.

INVESCO Variable Investment Funds, Inc. (advised by INVESCO Funds Group, Inc.)

     INVESCO VIF Dynamics Fund seeks to achieve growth of capital by normally investing at least 65% of its assets in common stocks of mid-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

     INVESCO VIF Small Company Growth Fund seeks to achieve growth of capital by normally investing at least 65% (80% as of July 31, 2002) of its assets in equity securities of companies with market capitalizations of $2.5 billion or below at the time of purchase.

Lord Abbett Series Fund, Inc. (advised by Lord, Abbett & Co.)

     Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

     Growth and Income Portfolio seeks to provide long-term growth of capital and income without excessive fluctuation in market value.

     International Portfolio seeks long-term capital appreciation.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, an affiliate of the Company)

     Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     Emerging Growth Series will seek long-term growth of capital.

     Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     High Yield Series will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     Massachusetts Investors Growth Stock Series will seek to provide long-term growth of capital and future income rather than current income.

     Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     New Discovery Series will seek capital appreciation.

     Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC ("PIMCO"))

     PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar.

     PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

     PIMCO Real Return Portfolio seeks maximum total return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

     PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three to six year time frame based on PIMCO's forecast for interest rates.

Rydex Variable Trust (advised by Rydex Funds, Inc.)

     Rydex VT Nova Fund seeks to provide investment results that correspond to 150% of the daily performance of the S&P 500 Index.

     Rydex VT OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index.

Scudder VIT Funds (advised by Deutsche Asset Management, Inc.)

     Scudder VIT EAFE® Equity Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index (EAFE Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

     Scudder VIT Small Cap Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Fred Alger Management, Inc. serves as subadviser to the SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund; Davis Select Advisers, L.P., serves as investment sub-adviser to SCSM Davis Financial Fund and SCSM Davis Venture Value Fund; Neuberger Berman Management, Inc. serves as sub-adviser to SCSM Neuberger Berman Mid Cap Growth Fund and SCSM Neuberger Berman Mid Cap Value Fund; OpCap Advisors serves as investment subadviser to SCSM Value Equity Fund, SCSM Value Managed Fund, SCSM Value Mid Cap Fund and SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund.)

     Sun CapitalSM All Cap Fund seeks long-term capital growth by investing primarily in equity securities of U.S. companies.

     Sun Capital Investment Grade Bond Fund(R) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Money Market Fund(R) seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities.

     Sun Capital Real Estate Fund(R) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

     SCSM Alger Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. large capitalization companies.

     SCSM Alger Income & Growth Fund primarily seeks a high level of dividend income and secondarily seeks capital appreciation by investing primarily in dividend paying equity securities.

     SCSM Alger Small Capitalization Fund seeks long-term capital appreciation by investing primarily in U.S. companies with market capitalizations within the range represented by the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

     SCSM Davis Financial Fund seeks growth of capital by investing primarily in the common stock of financial services companies.

     SCSM Davis Venture Value Fund seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.

     SCSM Investors Foundation Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

     SCSM Neuberger Berman Mid Cap Growth Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by the Russell Midcap Index at the time of purchase. The Fund's subadviser targets already successful companies that could be even more so.

     SCSM Neuberger Berman Mid Cap Value Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by the Russell Midcap Index at the time of purchase. The Fund's subadviser looks for well-managed companies whose stock prices are undervalued.

     SCSM Select Equity Fund seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

     SCSM Value Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities listed on the New York Stock Exchange.

     SCSM Value Managed Fund seeks growth of capital over time by investing primarily in a portfolio consisting of common stocks, fixed income securities and cash equivalents. The subadviser will vary the allocation depending on its assessments of the relative values of such investments.

     SCSM Value Mid Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of between $500 million and $8 billion at time of purchase.

     SCSM Value Small Cap Fund seeks capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Investment Counsel, LLC ("TIC"), except for the Templeton Growth Securities Fund, which is managed by Templeton Global Advisors Limited ("TGAL"))

     Templeton Foreign Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

     Templeton Growth Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in emerging markets.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary.

Because they are assessed at the Fund level, you will indirectly bear the fees and expenses of the Funds you select. The table presented earlier in this prospectus shows the fees and expenses paid by the Funds as a percentage of average net assets. These fees and expenses are more fully described in the Fund Prospectuses.

Potential Conflicts

We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

An allocation of premium to the Fixed Account does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may credit a higher rate of interest but are not obligated to do so.

About the Policy

This prospectus describes the standard features of the Policy. The Policy, as issued, may differ in some respects due to the legal requirements of the state where the Policy is issued.

Application and Issuance

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

Death Benefit Compliance Test. The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law. We will refer to these standards as the "Cash Value Accumulation Test" and the "Guideline Premium Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit Percentage"). The Death Benefit Percentages for the Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex. The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium Test imposes limits on the amount of premium you may pay under the Policy, where the Cash Value Accumulation Test does not.

You must specify in the Policy application which of these tests will apply to the Policy. You may not change your selection once the Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.

Initial Premium Payment. A Minimum Premium will be due and payable as of the Issue Date. In general, the Minimum Premium equals 1/12th of the Seven Pay Premium. The Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange, so the Policy does not become a Modified Endowment Contract. Pending approval of your application, we will allocate any premium payments you make to our general account. If your application is not approved, we will promptly return your premium payments.

Effective Date of Coverage. Upon approval of your application, we will issue to you a Policy on the life of the Insured which will set forth your rights and our obligations. The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured. The Effective Date of Coverage for the Policy will be the latest of-

o o o	the Issue Date, or the date we approve the application for the Policy, or the date you pay a premium equal to or in excess of the Minimum Premium.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage. Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that you have an insurable interest for the full amount of coverage.

Right to Return Policy Period

If you are not satisfied with the Policy, you may return it by delivering or mailing it to our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Right to Return Policy Period").

If you return the Policy during the Right to Return Policy Period, the Policy will be deemed void and you will receive a refund equal to the sum of-

o o o

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us or the sales representative through whom you purchased the Policy; and

any fees or charges imposed on amounts allocated to the Variable Account.

If required by applicable state insurance law, however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right to Return Policy Period with respect to the Policy.

If you are entitled under applicable state law to receive a full refund during the Right to Return Policy Period, we will allocate the net premium payments to the Sun Capital Money Market Fund Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

In general, you may choose the frequency and amount of any additional premium payments subject to the limits described below. All premium payments should be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office.

General Limitations. We reserve the right to limit the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

Guideline Premium Test Limitations. The Guideline Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceeds these limits, if you have chosen this test as the applicable Death Benefit Compliance Test, unless you have expressly directed us to do so. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

Planned Periodic Premiums. While you are not required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

Allocation of Net Premium. Net Premium is the amount you pay as premium minus Expense Charges Applied to Premium. We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Right to Return Policy Period as described above. You will be required to specify initial allocation percentages in the policy application.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to our Service Center. An allocation change will be effective as of the date our Service Center receives your request for that change.

Modified Endowment Contract. Less favorable federal tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way the Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

We will notify you if we receive a premium that would, in our opinion, cause the Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

Additional Protection Benefit Rider (APB Rider)

The Policy may be issued with an APB Rider. This rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the Insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in the policy application.

The cost of the APB Rider will be included in the Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine our sales load charges. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount. Target Premium will be lower for the Policy which has the greater APB Rider Face Amount, which will result in lower sales load deductions for that Policy.

If you convert the Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically. An APB Rider will also terminate on the earliest of-

o o o o

our receipt of your written request for termination,

the lapse of the Policy because of insufficient value, or

the Insured's Attained Age 100 if the Maturity Date Extension Rider is in effect, or the termination of the Policy.

Maturity Date Extension Rider

You may elect to extend the maturity date beyond the Insured's Attained Age 100. No further premium will be accepted and no further deduction for Monthly Cost of Insurance will be made. The Base Death Benefit will be equal to the Account Value. There is no charge for this rider.

The Policy may not qualify as life insurance beyond the Insured's Attained Age 100 and may be subject to tax consequences. We recommend that you receive counsel from your tax advisor. This rider may not be available in all states.

Enhanced Cash Surrender Value Endorsement

This endorsement provides an enhanced cash surrender value benefit if you surrender the Policy during the first ten Policy Years and such surrender is not made pursuant to an exchange under Section 1035 of the Internal Revenue Code (or any successor provision). The benefit is a return of a certain percentage of premium paid. Percentages for each Policy Year are shown in this endorsement. The amount available for Policy loan or partial surrender will not increase due to thise endorsement. This endorsement may not be available in all states and is provided at no charge.

Fixed Account Endorsement

All Policies issued on or after December 15, 2002 include the Fixed Account Endorsement, which adds a Fixed Account to the Policy as an additional investment option. Policies issued prior to December 15, 2002 may have this endorsement at the Owner's option. This endorsement may not be available in all states and is provided at no charge. This prospectus presupposes this endorsement is affixed to the Policy.

Directed Deductions Endorsement

All Policies issued on or after December 15, 2002 include the Directed Deductions Endorsement, which gives the Owner the ability to direct from which investment options the Monthly Deductions are taken. Policies issued prior to December 15, 2002 may have this endorsement at the Owner's option. This endorsement may not be available in all states and is provided at no charge. This prospectus presupposes this endorsement is affixed to the Policy.

Death Benefit

Policy Proceeds. If the Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary a lump sum amount equal to-

o o o o	the amount of the Base Death Benefit, minus the amount of any outstanding Policy Debt, plus the amount of any APB Rider Death Benefit, plus the amount of any other supplemental benefits.

The amount of the Base Death Benefit depends upon the death benefit option in effect at the time of the Insured's death.

Death Benefit Options. The Policy has two death benefit options. You will be required to select one of them in the Policy application.

Option A-Specified Face Amount. Under this option, the Base Death Benefit is the greater of-

o o	the Policy's Specified Face Amount, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B-Specified Face Amount Plus Account Value. Under this option, the Base Death Benefit is the greater of-

o o	the Specified Face Amount plus the Account Value, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and you will be deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test. There is no charge related to the election of Option B.

At any time the Base Death Benefit is defined as the Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds the Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

We will notify you in writing if we exercise our right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts and the Fixed Account in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all Sub-Accounts and the Fixed Account on the date of partial surrender.

Changes in the Death Benefit Option. If you have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If you change from Option B to Option A, we will increase the Specified Face Amount by the Account Value. If you change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit. The APB Rider Death Benefit is the greater of zero or the result of the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over-

o o	the Specified Face Amount, if the applicable death benefit option is Option A, or the Specified Face Amount plus the Account Value, if the applicable death benefit option is Option B.

Minimum Face Amount. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer the Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

Changes in Face Amount. After the end of the first Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be-

o o

for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount. An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the Insured's insurability.

Decreases in Face Amount. The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy. A decrease in face amount will be applied-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

Account Value

Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the New York Stock Exchange are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor. The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are normally processed on the date we receive a premium at our Principal Office or any acceptable request is received at our Service Center. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve the policy application or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Sub-Accounts. The Account Value on the Investment Start Date equals-
o o o

that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account, minus the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value on subsequent Valuation Dates is equal to-
o o o o o o o

the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account's Net Investment Factor, minus the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account, plus the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account during the current Valuation Period, plus that portion of any loan repayment allocated to a Sub-Account and the Fixed Account during the current Valuation Period, plus that portion of any interest credited on the Loan Account which is allocated to a Sub-Account and the Fixed Account during the current Valuation Period, minus that portion of any partial surrenders deducted from a Sub-Account and the Fixed Account during the current Valuation Period, minus

o o o o

that portion of any Policy loan transferred from a Sub-Account and the Fixed Account to the Loan Account during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the Sub-Accounts and the Fixed Account, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the Sub-Accounts and the Fixed Account, minus if you surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the Sub-Accounts and the Fixed Account.

A Sub-Account's Unit Value on any Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.

Net Investment Factor. The Net Investment Factor is used to measure the Sub-Account's investment performance from one Valuation Period to the next. This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account's investment performance for the preceding Valuation Period. Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

o o o

the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account,

-by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

Account Value in the Loan Account. The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

o o o o

the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the "interest credited on Loan Account rate" of 4%, plus any amount transferred from the Sub-Accounts or the Fixed Account to the Loan Account for Policy loans requested on that day; minus any loan repayments made on that day, minus

if that day is a Policy Anniversary, any amount transferred to the Sub-Accounts or the Fixed Account by which the Loan Account Value exceeds the outstanding Policy loan.

Insufficient Value. If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable. If the Policy terminates by reason of insufficient value, there is no right to reinstate the coverage.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Transfer Privileges

You normally may at any time transfer all or a portion of your Account Value among Sub-Accounts and into the Fixed Account. We will make transfers pursuant to an acceptable request to our Service Center.

You may transfer a specified dollar amount or a specified percentage of the investment option's value.

Your transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to-

o o	the minimum amount that may be transferred; and the minimum amount that may remain in an investment option following a transfer from that investment option.

We do not reserve any right to impose charges for transfers.

The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions.

In addition, transfer privileges are subject to any restrictions that may be imposed by the Funds.

Accessing Your Account Value

Surrender. By written request, you may surrender the Policy for its Cash Surrender Value at any time. The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate. The Cash Surrender Value is-

o o o o

the Account Value, minus

the outstanding balance of any outstanding Policy Debt; plus the benefit payable under the Enhanced Cash Surrender Value endorsement, if any, plus the Sales Load Refund at Surrender, if any.

Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

Partial Surrenders. You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to our Service Center. The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt and will be payable in a lump sum. Partial surrenders may have tax consequences. Unless you provide us satisfactory evidence that the Insured remains an acceptable risk based on our underwriting limits and standards, the Total Face Amount will be reduced to the extent necessary so that

o o	the death benefit minus the Account Value immediately after the partial surrender does not exceed the death benefit minus the Account Value immediately before the partial surrender.

If you provide satisfactory evidence of insurability, the Death Benefit will be equal to what it was immediately prior to the partial surrender. After the partial surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

You may allocate a partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options on the date of partial surrender.

Policy Loans. Using the Policy as collateral, you may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account. You may allocate the loan repayment among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment. We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment. We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

o o o

the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

the SEC, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Charges, Deductions and Refunds

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 4% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%. The charge for federal tax obligations is referred to as the "DAC tax" in the Policy.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. Unless you direct otherwise, we will allocate the Mortality and Expense Risk Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.60% (0.00163894% daily) of assets. Our current effective annual rates as a percentage of assets are-

o o o	0.40% (0.00109371% daily) for Policy Years 1 through 10; 0.25% (0.00068408% daily) for Policy Years 11 through 20; and 0.20% (0.00054740% daily) thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. Unless you direct otherwise, we will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender the Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. Unless you direct otherwise, we will allocate the Monthly Cost of Insurance deduction among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. The deduction will equal the monthly cost of insurance rate multiplied by the Net Amount at Risk, divided by 1000. The deduction will also be adjusted to include any rider charges and any additional charges due to a substandard risk classification. The Net Amount at Risk is determined at the end of the Policy Month prior to the deduction of the Monthly Cost of Insurance and is the Death Benefit less the Account Value. The Net Amount at Risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.

Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes. The expenses we consider will include, but not be limited to, any additional commissions we are required to pay as a result of any additional services that a corporate purchaser specifically requests or authorizes to be provided by our agent. Any variations will be based on uniformly applied criteria that do not discriminate unfairly against any person. We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk. The cost of insurance rates shown in the Policy are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females) Monthly cost of insurance rates for classes of Insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

APB Rider Charge. The Account Value will be reduced monthly by the cost of this rider, if attached to the Policy. We anticipate the rider's cost of insurance to be less than 125% of the guaranteed maximum monthly rates shown in the Policy for this rider. The rates are based on the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the Insured has been rated a substandard risk. Monthly rider cost of insurance rates for classes of Insured with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy

The Policy will terminate on the earliest of-

o o o	the date we receive your request to surrender, the expiration date of the grace period due to insufficient value, or the date of Insured's death.

Other Policy Provisions

Alteration. Our sales representatives do not have the authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

Rights of Owner

While the Insured is alive, unless you have assigned any of these rights, you may-

o o o o o

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Insured;

change or revoke a contingent owner;

change or revoke a beneficiary; and

exercise all other rights in the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

Rights of Beneficiary. The beneficiary has no rights in the Policy until the death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

Illustrations. Upon request, we will provide you with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

Conversion. You may convert the Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as the Policy. Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured's insurability. This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex. If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide. Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments. Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Modification. Upon notice to you, we may modify the Policy if that modification-

o o o o

is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract. Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements, and any other attachments. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how Policy values may be affected by different investment returns and other factors.

Performance Information

From time to time, we may advertise total return and average annual total return of the Funds. This performance information, presented in sales literature, is based on historical earnings and is not intended to indicate future performance. Total return for a Fund refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return for the Variable Sub-Accounts refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Other charges, fees and expenses payable under the Policy are not deducted from the performance information. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

We may compare performance information in reports and promotional literature, to-

o o o

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include-

o o o o o

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

The Policy was first offered to the public in 1997. We may, however, advertise return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

We will determine the number of shares for which you are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

We will offer the Policy only in jurisdictions where the Policy may be lawfully sold. The Policy may be sold only by persons who are licensed insurance agents under applicable state law and who are licensed by the National Association of Securities Dealers, Inc. (the "NASD") to sell variable insurance contracts as a registered representative of a broker-dealer which has entered into a distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc., one of our wholly-owned subsidiaries. Clarendon is a registered broker-dealer and member of the NASD. Clarendon's principal business offices are located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We may pay registered broker-dealers commissions in connection with sales of the Policy, and we may pay bonuses, as well as expense and training allowances. The maximum commission payable will be 40% of premium paid in the first Policy Year and 15% of premium paid in Policy Years two through seven. We may also pay a commission of-

o	up to 0.15% of Account Value for Policy Years one through twenty; and

o	up to 0.10% of Account Value thereafter.
We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof. However, you will be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance than an election to extend the maturity date of the Policy will avoid that result. In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. We also believe that the policyowner does not have excessive control over the assets underlying the Policy that would cause the policyowner to be treated as owning the investments underlying the Policy for federal income tax purposes. If guidelines are adopted which would treat the policyowner as having excessive control over the investments underlying the Policy, we will take any action (including modification of the Policy or the Variable Account) necessary to comply with the guidelines.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endorsement Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner's "Investment in the Policy" (as defined above) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term "Investment in the Policy" means-

o o o

the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under the Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the policyowner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the policyowner's Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by John E. Coleman, FSA, MAAA, Assistant Vice President for Corporate Markets of Sun Life Assurance Company of Canada (U.S.).

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account and the amount of the Loan Account.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage you request, as specified in your application, used in determining the Death Benefit.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender and any benefit payable under the Enhanced Cash Surrender Value endorsement.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.

Effective Date of Coverage-

o o o

Initially, the Investment Start Date;

with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.

Investment Start Date-The date the first premium is applied, which will be the later of

o o o	the Issue Date, the Business Day we approve the application for a Policy, or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in the Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount you pay as the premium minus Expense Charges Applied to Premium.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or such other address as we may specify to you by written notice.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Service Center-Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, (610) 821-8980, or such other service center or address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request, as specified in the Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you, and the Fixed Account.

Target Premium-An amount of premium specified as such in the Policy, used to determine our sales load charges.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each investment option.

Unit Value-The value of each Unit of assets in an investment option.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

Appendix B
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
o	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
o	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
o	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice:
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
Keyport Benefit Life Insurance Company	IFS Agencies of New Mexico, Inc.
Keyport Life Insurance Company	IFS Insurance Agencies of Ohio, Inc.
(including the separate accounts of these companies)	IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
Keyport Financial Services Corp.
Liberty Securities Corporation
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of Nevada, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account G and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-07837
PART B

STATEMENT OF ADDITIONAL INFORMATION
FUTURITY CORPORATE VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

December 15, 2002

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Corporate VUL prospectus, dated December 15, 2002. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-888-594-2654.

TABLE OF CONTENTS

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THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
ACCOUNTANTS	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
CALCULATION OF PERFORMANCE DATA	4
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT G	13
FINANCIAL STATEMENTS OF THE COMPANY	44

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THE COMPANY AND THE VARIABLE ACCOUNT

The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company.

Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

ACCOUNTANTS

The Financial Statements of Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account G for the year ended December 31, 2001 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

Policies, offered on a continuous basis, are sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Policies, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and other variable life insurance policies issued by the Company. Clarendon retains no monies for its services rendered in the distribution and underwriting of the policies.

We may pay registered broker-dealers commissions in connection with sales of the Policy, and we may pay bonuses, as well as expense and training allowances. The maximum commission payable will be 40% of premium paid in the first Policy Year and 15% of premium paid in Policy Years two through seven. We may also pay a commission of-

o o	up to 0.15% of Account Value for Policy Years one through twenty; and up to 0.10% of Account Value thereafter.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased cost of insurance charges. The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females)

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance. We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 4% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner. Additional information may be obtained by calling the Company at 1-888-594-2654.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

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Average Annual Total Return of the Portfolios for the Period Ending: September 30, 2002

The following performance information of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses plus capital gains and losses, realized or unrealized. Performance does not reflect any Policy or Variable Account charges or expenses.

	Portfolio	1-Month	3-Months
	Inception	Ending	Ending	Cum.					Life of
Portfolio	Date	09/30/02	09/30/02	YTD	1-Year	3-Year	5-Year	10-Year	Portfolio
AIM V.I. Capital Appreciation Fund	5/5/1993	-7.75%	-16.36%	-28.22%	-15.04%	-12.67%	-4.93%	NA	6.93%
AIM V.I. Growth Fund	5/5/1993	-9.90%	-18.71%	-35.49%	-29.90%	-25.38%	-9.53%	NA	3.16%
AIM V.I. Core Equity Fund	5/2/1994	-7.64%	-14.06%	-20.40%	-8.95%	-13.50%	-2.53%	NA	7.35%
AIM V.I. International Growth Fund	5/5/1993	-10.56%	-19.80%	-19.32%	-15.50%	-13.63%	-5.54%	NA	3.89%
AIM V.I. Premier Equity Fund	5/5/1993	-10.91%	-17.01%	-34.60%	-27.97%	-16.86%	-3.74%	NA	7.32%
Alliance VP Growth and Income Portfolio	6/1/1999	-12.15%	-17.79%	-28.77%	-21.26%	-4.33%	NA	NA	-5.61%
Alliance VP Premier Growth Portfolio	7/14/1999	-9.95%	-14.39%	-32.64%	-22.72%	-17.45%	NA	NA	18.23%
Alliance VP Quasar Portfolio	8/10/2000	-6.05%	-21.35%	-34.67%	-18.09%	NA	NA	NA	-26.14%
Alliance VP Technology Portfolio	9/22/1999	-15.69%	-27.60%	-48.92%	-31.46%	-23.92%	NA	NA	-24.66%
Alliance VP Worldwide Privatization Portfolio	7/3/2000	-10.66%	-15.80%	-13.28%	-3.79%	-3.79%	NA	NA	-21.24%
Dreyfus Stock Index Fund	9/29/1989	-10.89%	-17.34%	-28.35%	-20.76%	-13.14%	-1.93%	8.57%	8.75%
Fidelity VIP Contrafund Portfolio	1/3/1995	-4.11%	-9.86%	-10.71%	-4.61%	-5.11%	2.99%	NA	12.37%
Fidelity VIP Growth Portfolio	10/9/1986	-10.71%	-18.99%	-34.68%	-23.72%	-16.21%	-2.00%	9.07%	10.06%
Fidelity VIP Overseas Portfolio	1/28/1987	-11.24%	-21.29%	-23.37%	-15.82%	-15.28%	-6.10%	3.69%	4.02%
Goldman Sachs VIT Capital Growth Fund	4/30/1998	-10.10%	-15.77%	-29.93%	-22.75%	-12.88%	NA	NA	-5.05%
Goldman Sachs VIT CORESM U.S. Equity Fund	2/13/1998	-10.27%	-15.34%	-27.33%	-20.06%	-12.57%	NA	NA	-4.07%
INVESCO VIF Dynamics Fund	8/25/1997	-8.01%	NA	-37.72%	-19.48%	-18.01%	-5.63%	NA	-4.41%
INVESCO VIF Small Company Growth Fund	8/25/1997	-5.49%	NA	-34.51%	-17.82%	-12.46%	-1.58%	NA	-0.01%
Lord Abbett Series Fund Growth and Income	12/11/1989	-10.38%	-19.26%	-25.27%	-15.40%	-3.77%	1.24%	10.02%	10.67%
Lord Abbett Series Fund International Portfolio	9/15/1999	-9.62%	-18.49%	-20.45%	-15.14%	-17.54%	NA	NA	-17.10%
Lord Abbett Series Fund Mid Cap Value Portfolio	9/15/1999	-7.62%	-14.66%	-15.21%	-4.12%	12.57%	NA	NA	11.12%
MFS/Sun Life Capital Appreciation Series	8/27/2001	-9.85%	-17.23%	-36.64%	-25.95%	-18.38%	-7.22%	6.36%	9.70%
MFS/Sun Life Emerging Growth Series	8/27/2001	-9.26%	-17.57%	-37.33%	-23.33%	-19.81%	-5.41%	NA	4.76%
MFS/Sun Life Government Securities Series	8/27/2001	1.56%	4.58%	8.60%	8.11%	9.23%	7.50%	6.73%	8.27%
MFS/Sun Life High Yield Series	8/27/2001	-0.48%	-0.79%	-2.17%	3.88%	-1.58%	0.33%	5.55%	7.32%
MFS/Sun Life Massachusetts Investors Growth Stock Series	8/27/2001	-8.41%	-14.77%	-30.33%	-19.93%	-14.53%	NA	NA	-4.80%
MFS/Sun Life Massachusetts Investors Trust Series	8/27/2001	-10.16%	-15.92%	-26.28%	-20.36%	-11.70%	-2.96%	7.83%	9.15%
MFS/Sun Life New Discovery Series	8/27/2001	-4.99%	-16.99%	-33.74%	-16.10%	-0.76%	NA	NA	1.61%
MFS/Sun Life Total Return Series	8/27/2001	-5.04%	-8.83%	-10.45%	-5.22%	2.57%	4.39%	9.25%	10.06%
MFS/Sun Life Utilities Series	8/27/2001	-7.55%	-12.44%	-30.58%	-29.91%	-11.97%	-1.18%	NA	6.47%
PIMCO Emerging Markets Bond Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO High Yield Portfolio	4/30/1998	-2.94%	-5.02%	-9.09%	-4.75%	-2.05%	NA	NA	-0.75%
PIMCO Real Return Portfolio	9/30/1999	2.52%	8.34%	16.40%	14.99%	13.33%	NA	NA	13.32%
PIMCO Total Return Portfolio	12/31/1997	0.88%	2.98%	6.39%	6.64%	8.44%	NA	NA	6.88%
Rydex VT Nova Fund	5/7/1997	-16.54%	-26.76%	-42.05%	-33.72%	-24.70%	-10.38%	NA	-6.62%
Rydex VT OTC Fund	5/7/1997	-12.01%	-21.13%	-48.04%	-30.22%	-31.69%	-6.95%	NA	-3.60%
Scudder VIT EAFE Equity Index (Class B)	7/15/2002	-11.85%	-21.20%	-24.76%	-21.10%	-17.90%	-7.80%	NA	-7.36%
Scudder VIT Small Cap Index (Class B)	7/15/2002	-7.28%	-21.30%	-25.33%	-9.69%	-4.83%	-3.80%	NA	-2.13%
SC Alger American Growth Portfolio	4/1/2002	-8.80%	-19.02%	NA	NA	NA	NA	NA	-61.03%
SC Alger American Income & Growth Portfolio	4/2/2002	-7.65%	-18.54%	NA	NA	NA	NA	NA	-57.44%
SC Alger American Small Capitalization Portfolio	4/3/2002	-7.45%	-18.16%	NA	NA	NA	NA	NA	-55.65%
SC Blue Chip Mid Cap Fund	9/1/1999	-8.44%	-17.89%	-20.33%	-4.28%	8.03%	NA	NA	6.79%
SC Davis Financial Fund	7/17/2000	-9.62%	-14.93%	-24.18%	-15.48%	NA	NA	NA	-9.45%
SC Davis Venture Value Fund	7/17/2000	-9.16%	-12.64%	-21.74%	-13.17%	NA	NA	NA	-15.49%
SC Investors Foundation Fund	9/1/1999	-10.92%	-16.55%	-30.49%	-22.34%	-11.33%	NA	NA	-11.97%
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-3.94%	-15.75%	-30.29%	-16.44%	NA	NA	NA	-29.41%
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-7.30%	-14.73%	-13.69%	-4.92%	NA	NA	NA	-10.54%
SC Select Equity Fund	9/1/1999	-10.82%	-15.66%	-35.41%	-25.42%	-13.97%	NA	NA	-14.47%
SC Value Equity Fund	7/17/2000	-11.99%	-20.34%	-33.43%	-30.73%	NA	NA	NA	-12.99%
SC Value Managed Fund	7/17/2000	-10.42%	-16.30%	-24.59%	-22.53%	NA	NA	NA	-9.28%
SC Value Mid Cap Fund	7/17/2000	-6.38%	-10.98%	-15.85%	1.22%	NA	NA	NA	-3.26%
SC Value Small Cap Fund	7/17/2000	-8.28%	-22.54%	-23.09%	-9.13%	NA	NA	NA	0.96%
Sun Capital All Cap Fund	5/1/2002	-12.97%	-22.97%	NA	NA	NA	NA	NA	-84.93%
Sun Capital Investment Grade Bond Fund	12/7/1998	1.29%	2.41%	3.48%	4.01%	6.76%	NA	NA	5.18%
Sun Capital Money Market Fund	12/7/1998	0.09%	0.28%	0.88%	1.37%	3.87%	NA	NA	4.00%
Sun Capital Real Estate Fund	12/7/1998	-3.03%	-7.24%	4.50%	8.19%	15.59%	NA	NA	10.67%
Templeton Foreign Securities Fund: Class 2	9/30/2002	-12.05%	-21.85%	-22.37%	-15.53%	-10.27%	-4.55%	7.38%	6.30%
Templeton Growth Securities Fund: Class 2	9/30/2002	-13.10%	-20.84%	-23.32%	-14.90%	-4.97%	-1.17%	NA	5.80%

Average Annual Total Return of the Sub-Account Performance for the Period Ending: September 30, 2002

The following performance information of the Sub-Accounts assumes that the Sub-Accounts have been in operation for the same periods as the corresponding Portfolio and investing in the corresponding Portfolio. It reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses, plus capital gains and losses, realized or unrealized, net of 0.40% assumed mortality and expense risk charge, (actual mortality and expense current charge is 0.40% of net asset value for the first ten years, 0.25% of net asset value for the next ten years, and 0.20% thereafter, the guaranteed charge is 0.60%).

	Portfolio	1-Month	3-Months
	Inception	Ending	Ending	Cum.					Life of
Portfolio	Date	09/30/02	09/30/02	YTD	1-Year	3-Year	5-Year	10-Year	Portfolio
AIM V.I. Capital Appreciation Fund	5/5/1993	-7.78%	-16.44%	-28.43%	-15.38%	-13.02%	-5.31%	NA	6.50%
AIM V.I. Growth Fund	5/5/1993	-9.93%	-18.79%	-35.68%	-30.18%	-25.68%	-9.89%	NA	2.75%
AIM V.I. Core Equity Fund	5/2/1994	-7.67%	-14.15%	-20.64%	-9.31%	-13.84%	-2.92%	NA	6.92%
AIM V.I. International Growth Fund	5/5/1993	-10.59%	-19.88%	-19.56%	-15.84%	-13.97%	-5.92%	NA	3.48%
AIM V.I. Premier Equity Fund	5/5/1993	-10.94%	-17.09%	-34.80%	-28.26%	-17.19%	-4.12%	NA	6.89%
Alliance VP Growth and Income Portfolio	6/1/1999	-12.18%	-17.87%	-28.98%	-21.57%	-4.71%	NA	NA	-5.99%
Alliance VP Premier Growth Portfolio	7/14/1999	-9.98%	-14.48%	-32.84%	-23.03%	-17.78%	NA	NA	17.76%
Alliance VP Quasar Portfolio	8/10/2000	-6.08%	-21.43%	-34.87%	-18.42%	NA	NA	NA	-26.43%
Alliance VP Technology Portfolio	9/22/1999	-15.72%	-27.67%	-49.07%	-31.73%	-24.22%	NA	NA	-24.96%
Alliance VP Worldwide Privatization Portfolio	7/3/2000	-10.69%	-15.88%	-13.54%	-4.17%	-4.17%	NA	NA	-21.55%
Dreyfus Stock Index Fund	9/29/1989	-10.92%	-17.42%	-28.56%	-21.08%	-13.49%	-2.32%	8.14%	8.35%
Fidelity VIP Contrafund Portfolio	1/3/1995	-4.14%	-9.95%	-10.98%	-4.99%	-5.49%	2.58%	NA	11.92%
Fidelity VIP Growth Portfolio	10/9/1986	-10.74%	-19.07%	-34.88%	-24.02%	-16.54%	-2.39%	8.64%	9.68%
Fidelity VIP Overseas Portfolio	1/28/1987	-11.27%	-21.37%	-23.60%	-16.16%	-15.62%	-6.47%	3.28%	3.66%
Goldman Sachs VIT Capital Growth Fund	4/30/1998	-10.13%	-15.85%	-30.14%	-23.06%	-13.23%	NA	NA	-5.43%
Goldman Sachs VIT CORESM U.S. Equity Fund	2/13/1998	-10.30%	-15.42%	-27.55%	-20.38%	-12.92%	NA	NA	-4.45%
INVESCO VIF Dynamics Fund	8/25/1997	-8.04%	NA	-37.91%	-19.80%	-18.34%	-6.01%	NA	-4.79%
INVESCO VIF Small Company Growth Fund	8/25/1997	-5.52%	NA	-34.71%	-18.15%	-12.81%	-1.97%	NA	-0.41%
Lord Abbett Series Fund Growth and Income	12/11/1989	-10.41%	-19.34%	-25.49%	-15.74%	-4.15%	0.84%	9.58%	10.27%
Lord Abbett Series Fund International Portfolio	9/15/1999	-9.65%	-18.57%	-20.69%	-15.48%	-17.87%	NA	NA	-17.43%
Lord Abbett Series Fund Mid Cap Value Portfolio	9/15/1999	-7.65%	-14.75%	-15.46%	-4.50%	12.12%	NA	NA	10.68%
MFS/Sun Life Capital Appreciation Series	8/27/2001	-9.88%	-17.31%	-36.83%	-26.25%	-18.71%	-7.59%	5.94%	9.26%
MFS/Sun Life Emerging Growth Series	8/27/2001	-9.29%	-17.65%	-37.52%	-23.64%	-20.13%	-5.79%	NA	4.34%
MFS/Sun Life Government Securities Series	8/27/2001	1.53%	4.48%	8.28%	7.68%	8.79%	7.07%	6.30%	7.84%
MFS/Sun Life High Yield Series	8/27/2001	-0.51%	-0.89%	-2.46%	3.47%	-1.97%	-0.07%	5.13%	6.89%
MFS/Sun Life Massachusetts Investors Growth Stock Series	8/27/2001	-8.44%	-14.86%	-30.54%	-20.25%	-14.87%	NA	NA	-5.18%
MFS/Sun Life Massachusetts Investors Trust Series	8/27/2001	-10.19%	-16.00%	-26.50%	-20.68%	-12.05%	-3.35%	7.40%	8.72%
MFS/Sun Life New Discovery Series	8/27/2001	-5.02%	-17.07%	-33.94%	-16.43%	-1.16%	NA	NA	1.21%
MFS/Sun Life Total Return Series	8/27/2001	-5.07%	-8.92%	-10.72%	-5.60%	2.16%	3.97%	8.81%	9.62%
MFS/Sun Life Utilities Series	8/27/2001	-7.58%	-12.53%	-30.79%	-30.19%	-12.32%	-1.57%	NA	6.05%
PIMCO Emerging Markets Bond Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO High Yield Portfolio	9/30/2002	-2.97%	-5.11%	-9.36%	-5.13%	-2.44%	NA	NA	-1.15%
PIMCO Real Return Portfolio	9/30/2002	2.49%	8.23%	16.05%	14.53%	12.88%	NA	NA	12.87%
PIMCO Total Return Portfolio	9/30/2002	0.85%	2.88%	6.07%	6.22%	8.01%	NA	NA	6.45%
Rydex VT Nova Fund	5/7/1997	-16.57%	-26.83%	-42.22%	-33.98%	-25.00%	-10.74%	NA	-6.99%
Rydex VT OTC Fund	5/7/1997	-12.04%	-21.21%	-48.20%	-30.50%	-31.96%	-7.32%	NA	-3.98%
Scudder VIT EAFE Equity Index (Class B)	7/15/2002	-11.88%	-21.28%	-24.98%	-21.41%	-18.23%	-8.17%	NA	-7.73%
Scudder VIT Small Cap Index (Class B)	7/15/2002	-7.31%	-21.38%	-25.55%	-10.05%	-5.21%	-4.18%	NA	-2.52%
SC Alger American Growth Portfolio	4/1/2002	-8.83%	-19.10%	NA	NA	NA	NA	NA	-61.19%
SC Alger American Income and Growth Portfolio	4/1/2002	-7.68%	-18.62%	NA	NA	NA	NA	NA	-57.61%
SC Alger American Small Capitalization Portfolio	4/1/2002	-7.48%	-18.24%	NA	NA	NA	NA	NA	-55.83%
SC Blue Chip Mid Cap Fund	9/1/1999	-8.47%	-17.97%	-20.57%	-4.66%	7.60%	NA	NA	6.36%
SC Davis Financial Fund	7/17/2000	-9.65%	-15.02%	-24.41%	-15.82%	NA	NA	NA	-9.81%
SC Davis Venture Value Fund	7/17/2000	-9.19%	-12.73%	-21.97%	-13.52%	NA	NA	NA	-15.83%
SC Investors Foundation Fund	9/1/1999	-10.95%	-16.63%	-30.70%	-22.65%	-11.68%	NA	NA	-12.32%
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-3.97%	-15.83%	-30.50%	-16.77%	NA	NA	NA	-29.69%
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-7.33%	-14.82%	-13.95%	-5.30%	NA	NA	NA	-10.90%
SC Select Equity Fund	9/1/1999	-10.85%	-15.74%	-35.60%	-25.72%	-14.31%	NA	NA	-14.81%
SC Value Equity Fund	7/17/2000	-12.02%	-20.42%	-33.63%	-31.01%	NA	NA	NA	-13.34%
SC Value Managed Fund	7/17/2000	-10.45%	-16.38%	-24.82%	-22.84%	NA	NA	NA	-9.64%
SC Value Mid Cap Fund	7/17/2000	-6.41%	-11.07%	-16.10%	0.82%	NA	NA	NA	-3.65%
SC Value Small Cap Fund	7/17/2000	-8.31%	-22.62%	-23.32%	-9.49%	NA	NA	NA	0.56%
Sun Capital All Cap Fund	5/1/2002	-13.00%	-23.05%	NA	NA	NA	NA	NA	-84.99%
Sun Capital Investment Grade Bond Fund	12/7/1998	1.26%	2.31%	3.17%	3.60%	6.33%	NA	NA	4.76%
Sun Capital Money Market Fund	12/7/1998	0.06%	0.18%	0.58%	0.97%	3.46%	NA	NA	3.59%
Sun Capital Real Estate Fund	12/7/1998	-3.06%	-7.33%	4.19%	7.76%	15.13%	NA	NA	10.23%
Templeton Foreign Securities Fund: Class 2	9/30/2002	-12.08%	-21.93%	-22.60%	-15.87%	-10.63%	-4.93%	6.95%	5.87%
Average Annual Total Return of the Sub-Account Performance for the Period Ending: September 30, 2002

The following performance information of the Sub-Accounts assumes that the Sub-Accounts have been in operation for the same periods as the corresponding Portfolio and investing in the corresponding Portfolio. It reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses, plus capital gains and losses, realized or unrealized, net of 0.40% assumed mortality and expense risk charge, (actual mortality and expense current charge is 0.40% of net asset value for the first ten years, 0.25% of net asset value for the next ten years, and 0.20% thereafter, the guaranteed charge is 0.60%).

	Sub-Account	1-Month	3-Months
	Inception	Ending	Ending	Cum.					Life of
Portfolio	Date	09/30/02	09/30/02	YTD	1-Year	3-Year	5-Year	10-Year	Sub-Account
AIM V.I. Capital Appreciation Fund	10/1/2001	-7.78%	-16.44%	-28.43%	-15.38%	NA	NA	NA	-15.38%
AIM V.I. Growth Fund	10/1/2001	-9.93%	-18.79%	-35.68%	-30.18%	NA	NA	NA	-30.18%
AIM V.I. Core Equity Fund	10/1/2001	-7.67%	-14.15%	-20.64%	-9.31%	NA	NA	NA	-9.31%
AIM V.I. International Growth Fund	10/1/2001	-10.59%	-19.88%	-19.56%	-15.84%	NA	NA	NA	-15.84%
AIM V.I. Premier Equity Fund	10/1/2001	-10.94%	-17.09%	-34.80%	-28.26%	NA	NA	NA	-28.26%
Alliance VP Growth and Income Portfolio	10/1/2001	-12.18%	-17.87%	-28.98%	-21.57%	NA	NA	NA	-21.57%
Alliance VP Premier Growth Portfolio	10/1/2001	-9.98%	-14.48%	-32.84%	-23.03%	NA	NA	NA	-23.03%
Alliance VP Quasar Portfolio	10/1/2001	-6.08%	-21.43%	-34.87%	-18.42%	NA	NA	NA	-18.42%
Alliance VP Technology Portfolio	10/1/2001	-15.72%	-27.67%	-49.07%	-31.73%	NA	NA	NA	-31.73%
Alliance VP Worldwide Privatization Portfolio	10/1/2001	-10.69%	-15.88%	-13.54%	-4.17%	NA	NA	NA	-4.17%
Dreyfus Stock Index Fund	10/1/2001	-10.92%	-17.42%	-28.56%	-21.08%	NA	NA	NA	-21.08%
Fidelity VIP Contrafund Portfolio	10/1/2001	-4.14%	-9.95%	-10.98%	-4.99%	NA	NA	NA	-4.99%
Fidelity VIP Growth Portfolio	10/1/2001	-10.74%	-19.07%	-34.88%	-24.02%	NA	NA	NA	-24.02%
Fidelity VIP Overseas Portfolio	10/1/2001	-11.27%	-21.37%	-23.60%	-16.16%	NA	NA	NA	-16.16%
Goldman Sachs VIT Capital Growth Fund	10/1/2001	-10.13%	-15.85%	-30.14%	-23.06%	NA	NA	NA	-23.06%
Goldman Sachs VIT CORESM U.S. Equity Fund	10/1/2001	-10.30%	-15.42%	-27.55%	-20.38%	NA	NA	NA	-20.38%
INVESCO VIF Dynamics Fund	10/1/2001	-8.04%	-18.81%	-37.91%	-19.80%	NA	NA	NA	-19.80%
INVESCO VIF Small Company Growth Fund	10/1/2001	-5.52%	-18.66%	-34.71%	-18.15%	NA	NA	NA	-18.15%
Lord Abbett Series Fund Growth and Income	10/1/2001	-10.41%	-19.34%	-25.49%	-15.74%	NA	NA	NA	-15.74%
Lord Abbett Series Fund International Portfolio	10/1/2001	-9.65%	-18.57%	-20.69%	-15.48%	NA	NA	NA	-15.48%
Lord Abbett Series Fund Mid Cap Value Portfolio	10/1/2001	-7.65%	-14.75%	-15.46%	-4.50%	NA	NA	NA	-4.50%
MFS/Sun Life Capital Appreciation Series	10/1/2001	-9.88%	-17.31%	-36.83%	-26.25%	NA	NA	NA	-26.25%
MFS/Sun Life Emerging Growth Series	10/1/2001	-9.29%	-17.65%	-37.52%	-23.64%	NA	NA	NA	-23.64%
MFS/Sun Life Government Securities Series	10/1/2001	1.53%	4.48%	8.28%	7.68%	NA	NA	NA	7.68%
MFS/Sun Life High Yield Series	10/1/2001	-0.51%	-0.89%	-2.46%	3.47%	NA	NA	NA	3.47%
MFS/Sun Life Massachusetts Investors Growth Stock Series	10/1/2001	-8.44%	-14.86%	-30.54%	-20.25%	NA	NA	NA	-20.25%
MFS/Sun Life Massachusetts Investors Trust Series	10/1/2001	-10.19%	-16.00%	-26.50%	-20.68%	NA	NA	NA	-20.68%
MFS/Sun Life New Discovery Series	10/1/2001	-5.02%	-17.07%	-33.94%	-16.43%	NA	NA	NA	-16.43%
MFS/Sun Life Total Return Series	10/1/2001	-5.07%	-8.92%	-10.72%	-5.60%	NA	NA	NA	-5.60%
MFS/Sun Life Utilities Series	10/1/2001	-7.58%	-12.53%	-30.79%	-30.19%	NA	NA	NA	-30.19%
PIMCO Emerging Markets Bond Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO High Yield Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO Real Return Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO Total Return Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
Rydex VT Nova Fund	10/1/2001	-16.57%	-26.83%	-42.22%	-33.98%	NA	NA	NA	-33.98%
Rydex VT OTC Fund	10/1/2001	-12.04%	-21.21%	-48.20%	-30.50%	NA	NA	NA	-30.50%
Scudder VIT EAFE Equity Index (Class B)	7/15/2002	-11.88%	NA	NA	NA	NA	NA	NA	-14.36%
Scudder VIT Small Cap Index (Class B)	7/15/2002	-7.31%	NA	NA	NA	NA	NA	NA	-11.44%
SC Alger American Growth Portfolio	5/1/2002	-8.83%	-19.10%	NA	NA	NA	NA	NA	-26.85%
SC Alger American Income and Growth Portfolio	5/1/2002	-7.68%	-18.62%	NA	NA	NA	NA	NA	-24.88%
SC Alger American Small Capitalization Portfolio	5/1/2002	-7.48%	-18.24%	NA	NA	NA	NA	NA	-26.72%
SC Blue Chip Mid Cap Fund	10/1/2001	-8.47%	-17.97%	-20.57%	-4.66%	NA	NA	NA	-4.66%
SC Davis Financial Fund	10/1/2001	-9.65%	-15.02%	-24.41%	-15.82%	NA	NA	NA	-15.82%
SC Davis Venture Value Fund	10/1/2001	-9.19%	-12.73%	-21.97%	-13.52%	NA	NA	NA	-13.52%
SC Investors Foundation Fund	10/1/2001	-10.95%	-16.63%	-30.70%	-22.65%	NA	NA	NA	-22.65%
SC Neuberger Berman Mid Cap Growth Fund	10/1/2001	-3.97%	-15.83%	-30.50%	-16.77%	NA	NA	NA	-16.77%
SC Neuberger Berman Mid Cap Value Fund	10/1/2001	-7.33%	-14.82%	-13.95%	-5.30%	NA	NA	NA	-5.30%
SC Select Equity Fund	10/1/2001	-10.85%	-15.74%	-35.60%	-25.72%	NA	NA	NA	-25.72%
SC Value Equity Fund	10/1/2001	-12.02%	-20.42%	-33.63%	-31.01%	NA	NA	NA	-31.01%
SC Value Managed Fund	10/1/2001	-10.45%	-16.38%	-24.82%	-22.84%	NA	NA	NA	-22.84%
SC Value Mid Cap Fund	10/1/2001	-6.41%	-11.07%	-16.10%	0.82%	NA	NA	NA	0.82%
SC Value Small Cap Fund	10/1/2001	-8.31%	-22.62%	-23.32%	-9.49%	NA	NA	NA	-9.49%
Sun Capital All Cap Fund	5/1/2002	-13.00%	-23.05%	NA	NA	NA	NA	NA	-35.86%
Sun Capital Investment Grade Bond Fund	10/1/2001	1.26%	2.31%	3.17%	3.60%	NA	NA	NA	3.60%
Sun Capital Money Market Fund	10/1/2001	0.06%	0.18%	0.58%	0.97%	NA	NA	NA	0.97%
Sun Capital Real Estate Fund	10/1/2001	-3.06%	-7.33%	4.19%	7.76%	NA	NA	NA	7.76%
Templeton Foreign Securities Fund: Class 2	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
Templeton Growth Securities Fund: Class 2	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
Average Annual Total Return of the Sub-Account Performance for the Period Ending: September 30, 2002

The following performance information of the Sub-Accounts assumes that the Sub-Accounts have been in operation for the same periods as the corresponding Portfolio and investing in the corresponding Portfolio. It reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses, plus capital gains and losses, realized or unrealized, net of 0.40% assumed mortality and expense risk charge, (actual mortality and expense current charge is 0.40% of net asset value for the first ten years, 0.25% of net asset value for the next ten years, and 0.20% thereafter, the guaranteed charge is 0.60%).

	Sub-Account	1-Month	3-Months
	Inception	Ending	Ending	Cum.					Life of
Portfolio	Date	09/30/02	09/30/02	YTD	1-Year	3-Year	5-Year	10-Year	Sub-Account
AIM V.I. Capital Appreciation Fund	10/1/2001	-7.78%	-16.44%	-28.43%	-15.38%	NA	NA	NA	-15.38%
AIM V.I. Growth Fund	10/1/2001	-9.93%	-18.79%	-35.68%	-30.18%	NA	NA	NA	-30.18%
AIM V.I. Core Equity Fund	10/1/2001	-7.67%	-14.15%	-20.64%	-9.31%	NA	NA	NA	-9.31%
AIM V.I. International Growth Fund	10/1/2001	-10.59%	-19.88%	-19.56%	-15.84%	NA	NA	NA	-15.84%
AIM V.I. Premier Equity Fund	10/1/2001	-10.94%	-17.09%	-34.80%	-28.26%	NA	NA	NA	-28.26%
Alliance VP Growth and Income Portfolio	10/1/2001	-12.18%	-17.87%	-28.98%	-21.57%	NA	NA	NA	-21.57%
Alliance VP Premier Growth Portfolio	10/1/2001	-9.98%	-14.48%	-32.84%	-23.03%	NA	NA	NA	-23.03%
Alliance VP Quasar Portfolio	10/1/2001	-6.08%	-21.43%	-34.87%	-18.42%	NA	NA	NA	-18.42%
Alliance VP Technology Portfolio	10/1/2001	-15.72%	-27.67%	-49.07%	-31.73%	NA	NA	NA	-31.73%
Alliance VP Worldwide Privatization Portfolio	10/1/2001	-10.69%	-15.88%	-13.54%	-4.17%	NA	NA	NA	-4.17%
Dreyfus Stock Index Fund	10/1/2001	-10.92%	-17.42%	-28.56%	-21.08%	NA	NA	NA	-21.08%
Fidelity VIP Contrafund Portfolio	10/1/2001	-4.14%	-9.95%	-10.98%	-4.99%	NA	NA	NA	-4.99%
Fidelity VIP Growth Portfolio	10/1/2001	-10.74%	-19.07%	-34.88%	-24.02%	NA	NA	NA	-24.02%
Fidelity VIP Overseas Portfolio	10/1/2001	-11.27%	-21.37%	-23.60%	-16.16%	NA	NA	NA	-16.16%
Goldman Sachs VIT Capital Growth Fund	10/1/2001	-10.13%	-15.85%	-30.14%	-23.06%	NA	NA	NA	-23.06%
Goldman Sachs VIT CORESM U.S. Equity Fund	10/1/2001	-10.30%	-15.42%	-27.55%	-20.38%	NA	NA	NA	-20.38%
INVESCO VIF Dynamics Fund	10/1/2001	-8.04%	-18.81%	-37.91%	-19.80%	NA	NA	NA	-19.80%
INVESCO VIF Small Company Growth Fund	10/1/2001	-5.52%	-18.66%	-34.71%	-18.15%	NA	NA	NA	-18.15%
Lord Abbett Series Fund Growth and Income	10/1/2001	-10.41%	-19.34%	-25.49%	-15.74%	NA	NA	NA	-15.74%
Lord Abbett Series Fund International Portfolio	10/1/2001	-9.65%	-18.57%	-20.69%	-15.48%	NA	NA	NA	-15.48%
Lord Abbett Series Fund Mid Cap Value Portfolio	10/1/2001	-7.65%	-14.75%	-15.46%	-4.50%	NA	NA	NA	-4.50%
MFS/Sun Life Capital Appreciation Series	10/1/2001	-9.88%	-17.31%	-36.83%	-26.25%	NA	NA	NA	-26.25%
MFS/Sun Life Emerging Growth Series	10/1/2001	-9.29%	-17.65%	-37.52%	-23.64%	NA	NA	NA	-23.64%
MFS/Sun Life Government Securities Series	10/1/2001	1.53%	4.48%	8.28%	7.68%	NA	NA	NA	7.68%
MFS/Sun Life High Yield Series	10/1/2001	-0.51%	-0.89%	-2.46%	3.47%	NA	NA	NA	3.47%
MFS/Sun Life Massachusetts Investors Growth Stock Series	10/1/2001	-8.44%	-14.86%	-30.54%	-20.25%	NA	NA	NA	-20.25%
MFS/Sun Life Massachusetts Investors Trust Series	10/1/2001	-10.19%	-16.00%	-26.50%	-20.68%	NA	NA	NA	-20.68%
MFS/Sun Life New Discovery Series	10/1/2001	-5.02%	-17.07%	-33.94%	-16.43%	NA	NA	NA	-16.43%
MFS/Sun Life Total Return Series	10/1/2001	-5.07%	-8.92%	-10.72%	-5.60%	NA	NA	NA	-5.60%
MFS/Sun Life Utilities Series	10/1/2001	-7.58%	-12.53%	-30.79%	-30.19%	NA	NA	NA	-30.19%
PIMCO Emergining Markets Bond Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO High Yield Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO Real Return Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
PIMCO Total Return Portfolio	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
Rydex VT Nova Fund	10/1/2001	-16.57%	-26.83%	-42.22%	-33.98%	NA	NA	NA	-33.98%
Rydex VT OTC Fund	10/1/2001	-12.04%	-21.21%	-48.20%	-30.50%	NA	NA	NA	-30.50%
Scudder VIT EAFE Equity Index (Class B)	7/15/2002	-11.88%	NA	NA	NA	NA	NA	NA	-14.36%
Scudder VIT Small Cap Index (Class B)	7/15/2002	-7.31%	NA	NA	NA	NA	NA	NA	-11.44%
SC Alger American Growth Portfolio	5/1/2002	-8.83%	-19.10%	NA	NA	NA	NA	NA	-26.85%
SC Alger American Income and Growth Portfolio	5/1/2002	-7.68%	-18.62%	NA	NA	NA	NA	NA	-24.88%
SC Alger American Small Capitalization Portfolio	5/1/2002	-7.48%	-18.24%	NA	NA	NA	NA	NA	-26.72%
SC Blue Chip Mid Cap Fund	10/1/2001	-8.47%	-17.97%	-20.57%	-4.66%	NA	NA	NA	-4.66%
SC Davis Financial Fund	10/1/2001	-9.65%	-15.02%	-24.41%	-15.82%	NA	NA	NA	-15.82%
SC Davis Venture Value Fund	10/1/2001	-9.19%	-12.73%	-21.97%	-13.52%	NA	NA	NA	-13.52%
SC Investors Foundation Fund	10/1/2001	-10.95%	-16.63%	-30.70%	-22.65%	NA	NA	NA	-22.65%
SC Neuberger Berman Mid Cap Growth Fund	10/1/2001	-3.97%	-15.83%	-30.50%	-16.77%	NA	NA	NA	-16.77%
SC Neuberger Berman Mid Cap Value Fund	10/1/2001	-7.33%	-14.82%	-13.95%	-5.30%	NA	NA	NA	-5.30%
SC Select Equity Fund	10/1/2001	-10.85%	-15.74%	-35.60%	-25.72%	NA	NA	NA	-25.72%
SC Value Equity Fund	10/1/2001	-12.02%	-20.42%	-33.63%	-31.01%	NA	NA	NA	-31.01%
SC Value Managed Fund	10/1/2001	-10.45%	-16.38%	-24.82%	-22.84%	NA	NA	NA	-22.84%
SC Value Mid Cap Fund	10/1/2001	-6.41%	-11.07%	-16.10%	0.82%	NA	NA	NA	0.82%
SC Value Small Cap Fund	10/1/2001	-8.31%	-22.62%	-23.32%	-9.49%	NA	NA	NA	-9.49%
Sun Capital All Cap Fund	5/1/2002	-13.00%	-23.05%	NA	NA	NA	NA	NA	-35.86%
Sun Capital Investment Grade Bond Fund	10/1/2001	1.26%	2.31%	3.17%	3.60%	NA	NA	NA	3.60%
Sun Capital Money Market Fund	10/1/2001	0.06%	0.18%	0.58%	0.97%	NA	NA	NA	0.97%
Sun Capital Real Estate Fund	10/1/2001	-3.06%	-7.33%	4.19%	7.76%	NA	NA	NA	7.76%
Templeton Foreign Securities Fund: Class 2	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA
Templeton Growth Securities Fund: Class 2	9/30/2002	NA	NA	NA	NA	NA	NA	NA	NA


Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2001
	Shares	Cost	Value
Assets:
Investments in Mutual Funds:
MFS/Sun Life Series Trust:
Capital Appreciation Series (''CAS'')	159,963	$2,924,640	$3,194,942
Emerging Growth Series (''EGS'')	42,247	945,524	674,304
Global Growth Series (''WGO'') . .	50,193	529,642	495,285
Government Securities Series (''GSS'')	265,579	3,475,473	3,526,085
Massachusetts Investors Growth Stock Series (''MIS'')	39,034	509,930	378,580
Massachusetts Investors Trust Series (''CGS'')	2,373	77,513	63,881
Money Market Series (''MMS'')	9,170,799	9,170,799	9,170,799
Research Series (''RES'')	3,675	77,090	54,880
Total Return Series (''TRS'')	201,997	3,789,781	3,626,435
Utilities Series (''UTS'')	12,335	206,513	155,567
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio (''FEI'')	350,807	8,084,972	7,980,862
VIP Growth Portfolio (''FGP'')	94,147	4,016,393	3,164,295
VIP High Income Portfolio (''FHI'')	25,268	183,028	161,970
VIP Money Market Portfolio (''FMM'') .	651,006	521,314	521,315
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio (''FAM'') . . . .	18,084	220,400	227,131
VIP II Contrafund Portfolio (''FCN'')	90,348	2,128,588	1,818,700
VIP II Index 500 Portfolio (''FIP'')	15,033	2,276,587	1,955,290
VIP II Investment Grade Bond Portfolio (''FIG'')	37,981	461,527	490,719
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio (''NLM'')	1,833,339	24,608,454	24,695,074
Mid-Cap Growth Portfolio (''NMC'')	375,437	7,814,552	6,359,907
Partners Portfolio (''NPP'')	33,890	530,476	511,742
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio (''JBP'')	559,219	6,440,905	6,492,532
J.P. Morgan Small Company Portfolio (''JSC'')	55,011	786,989	727,241
J.P. Morgan U.S. Disciplined Equity Portfolio (''JEP'') . .	50,997	767,198	666,024
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund: Class 1 (''TSF'') . .	174,936	2,225,290	1,940,039
Dreyfus Variable Investment Fund:
Appreciation Portfolio (''DCA'') . .	16,898	618,537	591,087
Growth and Income Portfolio (''DGI'') .	2,527	64,000	54,718
Quality Bond Portfolio (''DQB'') . .	238,385	2,713,540	2,710,434
Small Cap Portfolio (''DSC'') . . .	395,481	14,802,692	13,893,237
Dreyfus Stock Index Fund (''DSI'') .	269,861	9,415,285	7,923,120
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio (''REI'')	1,385,599	26,691,172	26,561,931
T. Rowe Price New America Growth Portfolio (''RNA'') .	7,157	119,375	129,679
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund (''ACA'') . .	34,410	923,467	747,384
AIM V.I. Value Fund (''AVF'')	16,848	486,903	393,393
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund (''SRE'')	8,133	95,869	96,355
Net Assets		$138,704,418	$132,154,937

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
CAS	284,950	$11.2106	$3,194,942
EGS	49,191	13.7066	674,304
WGO	35,032	14.1331	495,285
GSS	259,661	13.5823	3,526,085
MIS	41,990	9.0164	378,580
CGS	6,607	9.6702	63,881
MMS	808,634	11.3438	9,170,799
RES	5,571	9.8487	54,880
TRS	256,782	14.1197	3,626,435
UTS	13,898	11.1922	155,567
FEI	597,953	13.3467	7,980,862
FGP	219,919	14.3874	3,164,295
FHI	21,509	7.5300	161,970
FMM	30,270	12.9690	391,625
FAM	23,466	9.7158	227,131
FCN	124,604	14.5957	1,818,700
FIP	137,255	14.2421	1,955,290
FIG	38,605	12.7115	490,719
NLM	1,938,642	12.7383	24,695,074
NMC	523,216	12.1552	6,359,907
NPP	44,084	11.6082	511,742
JBP	484,218	13.4075	6,492,532
JSC	59,864	12.1483	727,241
JEP	56,838	11.7178	666,024
TSF	144,878	13.3917	1,940,039
DCA	53,475	11.1016	591,087
DGI	5,230	10.4617	54,718
DQB	223,050	12.1558	2,710,434
DSC	1,237,888	11.2234	13,893,237
DSI	910,906	8.6980	7,923,120
REI	2,259,843	11.7538	26,561,931
RNA	14,186	9.1407	129,679
ACA	78,522	9.5182	747,384
AVF	44,769	8.7871	393,393
SRE	7,036	13.6919	96,355
Net Assets Applicable to Contract Owners			132,025,247
Net Assets Applicable to Sponsor	10,000	12.9690	129,690
Total Net Assets			$132,154,937

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations
CAS Sub-Account				EGS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income:
Dividends	$1,276	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charges	$(6.764)	$(2,976)	$(1,311)	$(4,026)	$(5,368)	$(858)
Net investment income (expense)	$(5,488)	$(2,976)	$(1,311)	$(4,026)	$(5,368)	$(858)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(191,836)	$27,876	$736	$(326,258)	$60,548	$9,682
Realized gain distributions	136,178	68,308	16,738	107,581	79,841	739
Net realized gains (losses)	$(55,658)	$96,184	$17,474	$(218,677)	$140,389	$10,421
Net unrealized appreciation (depreciation) on investments:
End of year	$270,302	$(70,097)	$84,962	$(271,220)	$(174,931)	$185,881
Beginning of year	(70,097)	84,962	15,085	(174,931)	185,881	6,747
Change in unrealized appreciation (depreciation)	$340,399	$(155,059)	$69,877	$(96,289)	$(360,812)	$179,134
Realized and unrealized gains (losses)	$284,741	$(58,875)	$87,351	$(314,966)	$(220,423)	$189,555
Increase (Decrease) in net assets from operations	$279,253	$(61,851)	$86,040	$(318,992)	$(225,791)	$188,697
WGO Sub-Account				GSS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income:
Dividends	$15,675	$1,150	$2,804	$772,430	$40,843	$16,132
Expenses: Mortality and expense risk charges .	$(11,792)	$(17,825)	$(8,873)	$(92,549	$(4,372)	$(2,463)
Net investment income (expense)	$3,883	$(16,675)	$(6,069)	$679,881	$36,471	$13,669
Realized and Unrealized Gains (Losses): Realized gains (losses) on investment transactions: Realized gain on sale of fund shares	$(1,522,346)	$64,027	$13,086	$729,143	$(2,285)	$(1,137)
Realized gain distributions	794,924	409,614	50,617	-	37	-
Net realized gains (losses)	$(727,422)	$473,641	$63,703	$729,143	$(2,248)	$(1,137)
Net unrealized appreciation (depreciation) on investments: End of year .	$(34,357)	$6,814	$909,226	$50,612	$34,525	$(13,922)
Beginning of year	6,814	909,226	27,953	34,525	(13,922)	6,736
Change in unrealized appreciation (depreciation)	$(41,171)	$(902,412)	$881,273	$16,087	$48,447	$(20,658)
Realized and unrealized gains (losses)	$(768,593)	$(428,771)	$944,976	$745,230	$46,199	$(21,795)
Increase (Decrease) in net assets from operations	$(764,710)	$(445,446)	$938,907	$1,425,111	$82,670	$(8,126)

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
		MIS Sub-Account			CGS Sub-Account
		Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31,1999(d)	Year Ended December 31, 2001(a)	Year Ended December 31, 2000
Income:
Dividends		$374	$250	$-	$621	$882
Expenses:
Mortality and expense risk charges		$(2,084)	$(1,919)	$(607)	$(515)	$(606)
Net investment income (expense)		$(1,710)	$(1,669)	$(607)	$106	$276
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares		$(11,007)	$16,595	$364	$(24,595)	$(96)
Realized gain distributions		38,765	11,682	-	6,774	7,896
Net realized gains (losses)		$27,758	$28,277	$364	$(17,821)	$7,800
Net unrealized appreciation (depreciation) on investments:
End of year		$(131,350)	$(11,255)	$43,002	$(13,632)	$(10,923)
Beginning of year		(11,255)	43,002	-	(10,923)	-
Change in unrealized appreciation (depreciation)		$(120,095)	$(54,257)	$43,002	$(2,709)	$(10,923)
Realized and unrealized gains (losses)		$(92,337)	$(25,980)	$43,366	$(20,530)	$(3,123)
Increase (Decrease) in net assets from operations		$(94,047)	$(27,649)	$42,759	$(20,424)	$(2,847)

	MMS Sub-Account			RES Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(e)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Income:
Dividends	$800,257	$426,106	$12,356	$14	$26	$-
Expenses:
Mortality and expense risk charges	$(113,585)	$(43,183)	$(1,464)	$(304)	$(126)	$(16)
Net investment income (expense)	$686,672	$382,923	$10,892	$(290)	$(100)	$(16)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$-	$-	$-	$(1,259)	$(71)	$38
Realized gain distributions	-	-	-	10,444	2,807	-
Net realized gains (losses)	$-	$-	$-	$9,185	$2,736	$38
Net unrealized appreciation (depreciation) on
investments:
End of year	$-	$-	$-	$(22,210)	$(2,147)	$1,570
Beginning of year	-	-	-	(2,147)	1,570	-
Change in unrealized appreciation
(depreciation)	$-	$-	$-	$(20,063)	$(3,717)	$1,570
Realized and unrealized gains (losses)	$-	$-	$-	$(10,878)	$(981)	$1,608
Increase (Decrease) in net assets from operations	$686,672	$382,923	$10,892	$(11,168)	$(1,081)	$1,592

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
TRS Sub-Account				UTS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Income:
Dividends	$114,011	$71,581	$43,758	$4,397	$1,099	$-
Expenses:
Mortality and expense risk charges	$(19,911)	$(12,735)	$(7,676)	$(852)	$(583)	$(41)
Net investment income (expense)	$94,100	$58,846	$36,082	$3,545	$516	$(41)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(48,578)	$(67,841)	$(11,756)	$(4,339)	$1,204	$388
Realized gain distributions	205,912	122,977	152,075	12,035	8,123	-
Net realized gains (losses)	$157,334	$55,136	$140,319	$7,696	$9,327	$388
Net unrealized appreciation (depreciation) on investments:

End of year	$(163,346)	$89,952	$(150,902)	$(50,946)	$(2,598)	$4,230
Beginning of year	89,952	(150,902)	(6,224)	(2,598)	4,230	-
Change in unrealized appreciation (depreciation)
	$(253,298)	$240,854	$(144,678)	$(48,348)	$(6,828)	$4,230
Realized and unrealized gains (losses)	$(95,964)	$295,990	$(4,359)	$(40,652)	$2,499	$4,618
Increase (Decrease) in net assets from
operations	$(1,864)	$354,836	$31,723	$(37,107)	$3,015	$4,577
FEI Sub-Account				FGP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income:
Dividends	$81,137	$52,641	$26,204	$4,954	$6,849	$4,538
Expenses:
Mortality and expense risk charges	$(37,818)	$(24,777)	$(16,851)	$(34,127)	$(44,428)	$(23,334)
Net investment income (expense)	$43,319	$27,864	$9,353	$(29,173)	$(37,579)	$(18,796)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(18,818)	$2,219	$21,616	$(1,286,563)	$172,371	$63,936
Realized gain distributions	227,956	198,292	57,924	465,728	681,208	285,355
Net realized gains (losses)	$209,138	$200,511	$79,540	$(820,835)	$853,579	$349,291
Net unrealized appreciation (depreciation) on investments:
End of year	$(104,110)	$358,362	$174,537	$(852,098)	$(31,860)	$1,669,520
Beginning of year	358,362	174,537	124,054	(31,860)	1,669,520	530,726
Change in unrealized appreciation
(depreciation)	$(462,472)	$183,825	$50,483	$(820,238)	$(1,701,380)	$1,138,794
Realized and unrealized gains (losses)	$(253,334)	$384,336	$130,023	$(1,641,073)	$(847,801)	$1,488,085
Increase (Decrease) in net assets from
operations.	$(210,015)	$412,200	$139,376	$(1,670,246)	$(885,380)	$1,469,289
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
FHI Sub-Account				FMM Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000

Income: Dividends	$20,169	$11,119	$15,992	$20,959
Expenses: Mortality and expense risk charges	$(1,513)	$(979)	$(1,007)	$(2,376)
Net investment income (expense)	$18,656	$10,140	$14,985	$18,583
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(87,979)	$(10,315)	$(3,985)	$-
Realized gain distributions	-	1	598	-
Net realized gains (losses)	$(87,979)	$(10,314)	$(3,387)	$-
Net unrealized appreciation (depreciation) on
investments:
End of year	$(21,058)	$(40,501)	$2,952	$-
Beginning of year	(40,501)	2,952	1,576	-
Change in unrealized appreciation
(depreciation)	$19,443	$(43,453)	$1,376	$-	$ - $ -
Realized and unrealized gains (losses)	$(68,536)	$(53,767)	$(2,011)	$-	$ - $ -
Increase (Decrease) in net assets from operations .	$(49,880)	$(43,627)	$12,974	$18,583	$ 28,732 $ 23,450

FAM Sub-Account				FCN Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Income: Dividends	$9,268	$1,195	$-	$14,590	$3,384	$2,605
Expenses: Mortality and expense risk charges	$(1,384)	$(1,018)	$(12)	$(11,084)	$(9,400)	$(4,164
Net investment income (expense)	$7,884	$177	$(12)	$3,506	$(6,016)	$(1,559
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(67,057)	$(3,228)	$(29)	$(64,024)	$55,335	$17,346
Realized gain distributions	3,476	4,928	-	$51,493	122,679	$19,104
Net realized gains (losses)	$(63,581)	$1,700	$(29)	$(12,531)	$178,014	$36,450
Net unrealized appreciation (depreciation) on
investments:
End of year	$6,731	$(30,527)	$288	$(309,888)	$(66,278)	$220,588
Beginning of year	(30,527)	288	-	(66,278)	220,588	97,673
Change in unrealized appreciation
(depreciation)	$37,258	$(30,815)	$288	$(243,610)	$(288,866)	$122,915
Realized and unrealized gains (losses)	$(26,323)	$(29,115)	$259	$(256,141)	$(108,852)	$159,365
Increase (Decrease) in net assets from operations .	$(18,439)	$(28,938)	$247	$(252,635)	$(114,868)	$157,806

(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
FIP Sub-Account				FIG Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(h)

Income: Dividends	$77,917	$78,713	$45,919	$25,741	$30,100	$-
Expenses: Mortality and expense risk charges	$(27,036)	$(47,023)	$(42,203)	$(2,922)	$(2,669)	$(2,140)
Net investment income (expense)	$50,881	$31,690	$3,716	$22,819	$27,431	$(2,140)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$41,335	$111,696	$242,668	$664	$(421)	$(65)
Realized gain distributions	-	34,533	31,159	-	(1)	-
Net realized gains (losses)	$41,335	$146,229	$273,827	$664	$(422)	$(65)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(321,297)	$675,164	$1,674,973	$29,192	$16,266	$(2,155)
Beginning of year	675,164	1,674,973	698,312	16,266	(2,155)	-
Change in unrealized appreciation
(depreciation)	$(996,461)	$(999,809)	$976,661	$12,926	$18,421	$(2,155)
Realized and unrealized gains (losses)	$(955,126)	$(853,580)	$1,250,488	$13,590	$17,999	$(2,220)
Increase (Decrease) in net assets from operations	$(904,245)	$(821,890)	$1,254,204	$36,409	$45,430	$(4,360)

	NLM Sub-Account			NMC Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (f)

Income: Dividends	$3,546	$950	$1,845	$-	$70	$-
Expenses: Mortality and expense risk charges	$(31,998)	$(112,169)	$(96)	$(38,058)	$(1,833)	$(39)
Net investment income (expense)	$(28,452)	$(111,219)	$1,749	$(38,058)	$(1,763)	$(39)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$4,804	$1,898,137	$(1,283)	$(455,080)	$14,417	$127
Realized gain distributions	-	(11)	-	-	166	-
Net realized gains (losses)	$4,804	$1,898,126	$(1,283)	$(455,080)	$14,583	$127
Net unrealized appreciation (depreciation) on
investments:
End of year	$86,620	$149	$-	$(1,454,645)	$(75,821)	$7,763
Beginning of year	149	-	489	(75,821)	7,763	-
Change in unrealized appreciation
(depreciation)	$86,471	$149	$(489)	$(1,378,824)	$(83,584)	$7,763
Realized and unrealized gains (losses)	$91,275	$1,898,275	$(1,772)	$(1,833,904)	$(69,001)	$7,890
Increase (Decrease) in net assets from operations	$62,823	$1,787,056	$(23)	$(1,871,962)	$(70,764)	$7,851

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
	NPP Sub-Account			JBP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Income: Dividends	$48,101	$241,165	$12,234	$234,714	$193,471	$34,234
Expenses: Mortality and expense risk charges	$(5,158)	$(7,331)	$(6,648)	$(24,196)	$(16,079)	$(8,292)
Net investment income (expense)	$42,943	$233,834	$5,586	$210,518	$177,392	$25,942
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(103,490)	$(143,621)	$(23,884)	$54,683	$(3,412)	$(3,212)
Realized gain distributions	-	(71)	21,277	35,277	73	3,894
Net realized gains (losses)	$(103,490)	$(143,692)	$(2,607)	$89,960	$(3,339)	$682
Net unrealized appreciation (depreciation) on
investments:
End of year	$(18,734)	$(74,042)	$25,537	$51,627	$82,723	$(45,135)
Beginning of year	(74,042)	25,537	(48,732)	82,723	(45,135)	6,550
Change in unrealized appreciation
(depreciation)	$55,308	$(99,579)	$74,269	$(31,096)	$127,858	$(51,685)
Realized and unrealized gains (losses)	$(48,182)	$(243,271)	$71,662	$58,864	$124,519	$(51,003)
Increase (Decrease) in net assets from operations	$(5,239)	$(9,437)	$77,248	$269,382	$301,911	$(25,061)
JSC Sub-Account				JEP Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income: Dividends	$216	$972	$250	$3,176	$2,226	$1,002
Expenses: Mortality and expense risk charges	$(3,724)	$(2,429)	$(2,185)	$(2,852)	$(2,080)	$(1,530)
Net investment income (expense)	$(3,508)	$(1,457)	$(1,935)	$324	$146	$(528)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(32,140)	$67,637	$(3,045)	$(2,541)	$5,328	$2,929
Realized gain distributions	-	9,143	8,408	-	10,061	23,314
Net realized gains (losses)	$(32,140)	$76,780	$5,363	$(2,541)	$15,389	$26,243
Net unrealized appreciation (depreciation) on
investments:
End of year	$(59,748)	$(30,340)	$109,195	$(101,174)	$(39,724)	$20,258
Beginning of year	(30,340)	109,195	(11,212)	(39,724)	20,258	4,990
Change in unrealized appreciation
(depreciation)	$(29,408)	$(139,535)	$120,407	$(61,450)	$(59,982)	$15,268
Realized and unrealized gains (losses)	$(61,548)	$(62,755)	$125,770	$(63,991)	$(44,593)	$41,511
Increase (Decrease) in net assets from operations	$(65,056)	$(64,212)	$123,835	$(63,667)	$(44,447)	$40,983

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
TSF Sub-Account			TSF1 Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000(b)	Year Ended December 31, 2000(c)	Year Ended December 31, 1999
Income:
Dividends	$33,890	$-	$9,196	$8,751
Expenses:
Mortality and expense risk charges	$(9,959)	$(4,713)	$(2,204)	$(3,534)
Net investment income (expense)	$23,931	$(4,713)	$6,992	$5,217
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$23,688	$5,853	$(76,763)	$(15,425)
Realized gain distributions	282,451	-	173,464	40,489
Net realized gains (losses)	$306,139	$5,853	$96,701	$25,064
Net unrealized appreciation (depreciation) on investments:
End of year .	$(285,251)	$65,388	$-	$105,897
Beginning of year	65,388	-	105,897	(22,684)
Change in unrealized appreciation (depreciation)	$(350,639)	$65,388	$(105,897)	$128,581
Realized and unrealized gains (losses)	$(44,500)	$71,241	$(9,196)	$153,645
Increase (Decrease) in net assets from operations	$(20,569)	$66,528	$(2,204)	$158,862
	DCA Sub-Account			DGI Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(i)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Income:
Dividends	$5,080	$1,644	$428	$288	$320
Expenses:
Mortality and expense risk charges	$(2,454)	$(897)	$(53)	$(346)	$(290)
Net investment income (expense)	$2,626	$747	$375	$(58)	$30
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(5,354)	$43	$35	$(704)	$(22)
Realized gain distributions	-	1	288	895	2,151
Net realized gains (losses)	$(5,354)	$44	$323	$191	$2,129
Net unrealized appreciation (depreciation) on investments:
End of year .	$(27,450)	$(8,803)	$(177)	$(9,282)	$(5,170)
Beginning of year	(8,803)	(177)	-	(5,170)	-
Change in unrealized appreciation (depreciation)	$(18,647)	$(8,626)	$(177)	$(4,112)	$(5,170)
Realized and unrealized gains (losses)	$(24,001)	$(8,582)	$(146)	$(3,921)	$(3,041)
Increase (Decrease) in net assets from operations	$(21,375)	$(7,835)	$521	$(3,979)	$(3,011)

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).

(i) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
DQB Sub-Account				DSC Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)
Income:
Dividends	$24,419	$2,874	$1,154	$44,760	$2,427	$-
Expenses:	$(1,157	$(313	$(112	$(65,708	$(3,255	$(104)
Mortality and expense risk charges	)))))
Net investment income (expense)	$23,262	$2,561	$1,042	$(20,948)	$(828)	$(104)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares .	$1,265	$(30)	$1	$(1,024,094)	$11,102	$(979)
Realized gain distributions	1,799	(5)	-	897,362	346,616	-
Net realized gains (losses)	$3,064	$(35)	$1	$(126,732)	$357,718	$(979)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(3,106)	$2,968	$(197)	$(909,455)	$(302,888)	$6,081
Beginning of year	2,968	(197)	-	(302,888)	6,081	-
Change in unrealized appreciation
(depreciation) .	$(6,074)	$3,165	$(197)	$(606,567)	$(308,969)	$6,081
Realized and unrealized gains (losses) .	$(3,010)	$3,130	$(196)	$(733,299)	$48,749	$5,102
Increase (Decrease) in net assets from operations	$20,252	$5,691	$846	$(754,247)	$47,921	$4,998

DSI Sub-Account				REI Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(j)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(k)
Income:
Dividends	$100,419	$61,294	$15,330	$291,840	$645	$426
Expenses:
Mortality and expense risk charges	$(56,344)	$(32,672)	$(6,853)	$(110,082)	$(374)	$(269)
Net investment income (expense)	$44,075	$28,622	$8,477	$181,758	$271	$157
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares .	$(959,736)	$34,235	$(981)	$(32,549)	$(12,783)	$(1,032)
Realized gain distributions	42,173	155,440	12,105	383,880	3,832	3,326
Net realized gains (losses)	$(917,563)	$189,675	$11,124	$351,331	$(8,951)	$2,294
Net unrealized appreciation (depreciation) on
investments:
End of year	$(1,492,165)	$(776,938)	$216,897	$(129,241)	$3,711	$(11,151)
Beginning of year	(776,938)	216,897	-	3,711	(11,151)	-
Change in unrealized appreciation
(depreciation) .	$(715,227)	$(993,835)	$216,897	$(132,952)	$14,862	$(11,151)
Realized and unrealized gains (losses) .	$(1,632,790)	$(804,160)	$228,021	$218,379	$5,911	$(8,857)
Increase (Decrease) in net assets from operations	$(1,588,715)	$(775,538)	$236,498	$400,137	$6,182	$(8,700)

(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(j) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(k) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
		RNA Sub-Account			ACA Sub-Account
		Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Income:
Dividends		$-	$399	$-	$-	$-
Expenses:
Mortality and expense risk charges		$(773)	$(565)	$(46)	$(2,360)	$(427)
Net investment income (expense)		$(773)	$(166)	$(46)	$(2,360)	$(427)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares		$(65,145)	$344	$(719)	$(7,297)	$203
Realized gain distributions		2,262	15,519	1,529	60,190	3,325
Net realized gains (losses)		$(62,883)	$15,863	$810	$52,893	$3,528
Net unrealized appreciation (depreciation) on investments:
End of year		$10,304	$(27,301)	$1,521	$(176,083)	$(29,082)
Beginning of year		(27,301)	1,521	-	(29,082)	-
Change in unrealized appreciation (depreciation)		$37,605	$(28,822)	$1,521	$(147,001)	$(29,082)
Realized and unrealized gains (losses)		$(25,278)	$(12,959)	$2,331	$(94,108)	$(25,554)
Increase (Decrease) in net assets from operations		$(26,051)	$(13,125)	$2,285	$(96,468)	$(25,981)

AVF Sub-Account				SRE Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Income:
Dividends	$513	$479	$124	$4,717	$3,374	$236
Expenses:
Mortality and expense risk charges	$(2,206)	$(2,012)	$(68)	$(381)	$(250)	$(6)
Net investment income (expense)	$(1,693)	$(1,533)	$56	$4,336	$3,124	$230
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(34,305)	$496	$58	$9,747	$163	$(5)
Realized gain distributions	7,781	16,736	648	1,384	528	-
Net realized gains (losses)	$(26,524)	$17,232	$706	$11,131	$691	$(5)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(93,510)	$(76,227)	$3,120	$486	$9,921	(157)
Beginning of year	(76,227)	3,120	-	9,921	(157)	-
Change in unrealized appreciation
(depreciation)	$(17,283)	$(79,347)	$3,120	$(9,435)	$10,078	$(157)
Realized and unrealized gains (losses)	$(43,807)	$(62,115)	$3,826	$1,696	$10,769	$(162)
Increase (Decrease) in net assets from operations	$(45,500)	$(63,648)	$3,882	$6,032	$13,893	$68

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets
CAS Sub-Account				EGS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$(5,488)	$(2,976)	$(1,311)	$(4,026)	$(5,368)	$(858)
Net realized gains (losses)	(55,658)	96,184	17,474	(218,677)	140,389	10,421
Net unrealized gains (losses) during the year	340,399	(155,059)	69,877	(96,289)	(360,812)	179,134
Increase (Decrease) in net assets from
operations	$279,253	$(61,851)	$86,040	$(318,992)	$(225,791)	$188,697
Contract Owner Transactions:
Purchase payments received	$158,518	$143,697	$88,046	$202,184	$392,768	$76,314
Net transfers between Sub-Accounts	2,349,040	31,331	59,089	(71,199)	228,321	216,689
Withdrawals, surrenders and annuitizations	(14,149)	-	-	-	(4,917)	-
Cost of insurance and contract charges	(37,655)	(14,660)	(7,971)	(22,501)	(22,792)	(6,288)
Increase (Decrease) in net assets from contract owner transactions	$2,455,754	$160,368	$139,164	$108,484	$593,380	$286,715
Increase (Decrease) in net assets	$2,735,007	$98,517	$225,204	$(210,508)	$367,589	$475,412
Net Assets:
Beginning of period	459,935	361,418	136,214	884,812	517,223	41,811
End of period	$3,194,942	$459,935	$361,418	$674,304	$884,812	$517,223
WGO Sub-Account				GSS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$3,883	$(16,675)	$(6,069)	$679,881	$36,471	$13,669
Net realized gains (losses)	(727,422)	473,641	63,703	729,143	(2,248)	(1,137)
Net unrealized gains (losses) during the year	(41,171)	(902,412)	881,273	16,087	48,447	(20,658)
Increase (Decrease) in net assets from operations:	$(764,710)	$(445,446)	$938,907	$1,425,111	$82,670	$(8,126)
Contract Owner Transactions:
Purchase payments received	$843,525	$832,248	$743,442	$694,594	$270,193	$313,310
Net transfers between Sub-Accounts	(2,475,784)	218,921	20,392	(10,644,493)	11,530,718	23,430
Withdrawals, surrenders and annuitizations	(24,666)	(16,978)	-	(70,780)	(9,176)	-
Cost of insurance and contract charges	(56,615)	(60,752)	(38,113)	(386,848)	(12,756)	(10,810)
Increase (Decrease) in net assets from contract owner transactions	$(1,713,540)	$973,439	$725,721	$(10,407,527)	$11,778,979	$325,930
Increase (Decrease) in net assets	$(2,478,250)	$527,993	$1,664,628	$(8,982,416)	$11,861,649	$317,804
Net Assets:
Beginning of period	2,973,535	2,445,542	780,914	12,508,501	646,852	329,048
End of period	$495,285	$2,973,535	$2,445,542	$3,526,085	$12,508,501	$646,852

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
MIS Sub-Account				CGS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Operations:
Net investment income (loss)	$(1,710)	$(1,669)	$(607)	$106	$276
Net realized gains (losses)	27,758	28,277	364	(17,821)	7,800
Net unrealized gains (losses) during the year	(120,095)	(54,257)	43,002	(2,709)	(10,923)
Increase (Decrease) in net assets from operations	$(94,047)	$(27,649)	$42,759	$(20,424)	$(2,847)
Contract Owner Transactions:
Purchase payments received	$117,647	$157,038	$111,816	$29,887	$20,020
Net transfers between Sub-Accounts	46,534	(2,826)	84,273	(34,751)	124,663
Withdrawals, surrenders and annuitizations	(14,257)	(21,491)	-	(49,212)	-
Cost of insurance and contract charges	(9,953)	(7,102)	(4,162)	(2,147)	(1,308)
Increase (Decrease) in net assets from contract owner transactions	$139,971	$125,619	$191,927	$(56,223)	$143,375
Increase (Decrease) in net assets .	$45,924	$97,970	$234,686	$(76,647)	$140,528
Net Assets:
Beginning of period	332,656	234,686	-	140,528	-
End of period	$378,580	$332,656	$234,686	$63,881	$140,528
MMS Sub-Account				RES Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(e)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Operations:
Net investment income (loss)	$686,672	$382,923	$10,892	$(290)	$(100)	$(16)
Net realized gains (losses)	-	-	-	9,185	2,736	38
Net unrealized gains (losses) during the year	-	-	-	(20,063)	(3,717)	1,570
Increase (Decrease) in net assets from
operations	$686,672	$382,923	$10,892	$(11,168)	$(1,081)	$1,592
Contract Owner Transactions:
Purchase payments received	$15,496,480	$48,450,390	$897,156	$23,578	$11,680	$12,837
Net transfers between Sub-Accounts	(31,573,494)	(21,792,259)	262,777	30,071	(9,656)	1
Withdrawals, surrenders and annuitizations	(3,091,509)	-	-	-	-	-
Cost of insurance and contract charges	(413,505)	(135,749)	(9,975)	(1,720)	(692)	(562)
Increase (Decrease) in net assets from
contract owner transactions	$(19,582,028)	$26,522,382	$1,149,958	$51,929	$1,332	$12,276
Increase (Decrease) in net assets .	$(18,895,356)	$26,905,305	$1,160,850	$40,761	$251	$13,868
Net Assets:
Beginning of period	28,066,155	1,160,850	-	14,119	13,868	-
End of period	$9,170,799	$28,066,155	$1,160,850	$54,880	$14,119	$13,868
(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	TRS Sub-Account				UTS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Operations:			58,846
Net investment income (loss)	$94,100	$		$36,082	$3,545	$516	$(41)
Net realized gains (losses)	157,334		55,136	140,319	7,696	9,327	388
Net unrealized gains (losses) during the year	(253,298)		240,854	(144,678)	(48,348)	(6,828)	4,230
Increase (Decrease) in net assets from operations	$(1,864)		$354,836	$31,723	$(37,107)	$3,015	$4,577
Contract Owner Transactions:
Purchase payments received	$892,423		$788,726	$872,032	$76,334	$93,144	$54,335
Net transfers between Sub-Accounts	317,693		(124,782)	96,648	9,363	10,145	(6,705)
Withdrawals, surrenders and annuitizations	(63,114)		-	-	(16,997)	-	-
Cost of insurance and contract charges	(94,102)		(52,800)	(45,297)	(18,046)	(13,979)	(2,512)
Increase (Decrease) in net assets from contract owner transactions	$1,052,900		$611,144	$923,383	$50,654	$89,310	$45,118
Increase (Decrease) in net assets	$1,051,036		$965,980	$955,106	$13,547	$92,325	$49,695
Net Assets:
Beginning of period	2,575,399		1,609,419	654,313	142,020	49,695	-
End of period	$3,626,435		$2,575,399	$1,609,419	$155,567	$142,020	$49,695
FEI Sub-Account				FGP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$43,319	$27,864	$9,353	$(29,173)	$(37,579)	$(18,796)
Net realized gains (losses)	209,138	200,511	79,540	(820,835)	853,579	349,291
Net unrealized gains (losses) during the year	(462,472)	183,825	50,483	(820,238)	(1,701,380)	1,138,794
Increase (Decrease) in net assets from operations	$(210,015)	$412,200	$139,376	$(1,670,246)	$(885,380)	$1,469,289
Contract Owner Transactions:
Purchase payments received	$1,936,243	$1,332,482	$1,800,084	$1,503,037	$1,974,381	$2,503,859
Net transfers between Sub-Accounts	1,695,106	13,914	(445,069)	(3,724,521)	37,842	(100,061)
Withdrawals, surrenders and annuitizations	(61,289)	-	-	-	-	-
Cost of insurance and contract charges	(184,028)	(104,053)	(95,007)	(164,513)	(175,471)	(142,156)
Increase (Decrease) in net assets from contract owner transactions	$3,386,032	$1,242,343	$1,260,008	$(2,385,997)	$1,836,752	$2,261,642
Increase (Decrease) in net assets	$3,176,017	$1,654,543	$1,399,384	$(4,056,243)	$951,372	$3,730,931
Net Assets:
Beginning of period	4,804,845	3,150,302	1,750,918	7,220,538	6,269,166	2,538,235
End of period	$7,980,862	$4,804,845	$3,150,302	$3,164,295	$7,220,538	$6,269,166
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets- continued
FHI Sub-Account				FMM Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (g)		Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$18,656	$10,140	$14,985	$18,583	$28,732	$23,450
Net realized gains (losses)	(87,979)	(10,314)	(3,387)	-	-	-
Net unrealized gains (losses) during the year	19,443	(43,453)	1,376	-	-	-
Increase (Decrease) in net assets from operations	$(49,880)	$(43,627)	$12,974	$18,583	$28,732	$23,450
Contract Owner Transactions:
Purchase payments received	$123,883	$65,728	$96,271	$-	$-	$243,917
Net transfers between Sub-Accounts	(44,935)	(9,250)	(125,515)	-	(772)	(187,845)
Withdrawals, surrenders and annuitizations	(9,390)	(2,907)	-	-	-	-
Cost of insurance and contract charges	(7,106)	(4,395)	(7,317)	(14,979)	(9,044)	(11,828)
Increase (Decrease) in net assets from contract owner transactions	$62,452	$49,176	$(36,561)	$(14,979)	$(9,816)	$44,244
Increase (Decrease) in net assets	$12,572	$5,549	$(23,587)	$3,604	$18,916	$67,694
Net Assets:
Beginning of period	149,398	143,849	167,436	517,711	498,795	431,101
End of period	$161,970	$149,398	$143,849	$521,315	$517,711	$498,795
FAM Sub-Account				FCN Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999 (g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$7,884	$177	$(12)	$3,506	$(6,016)	$(1,559)
Net realized gains (losses)	(63,581)	1,700	(29)	(12,531)	178,014	36,450
Net unrealized gains (losses) during the year	37,258	30,815	288	(243,610)	(286,866)	122,915
Increase (Decrease) in net assets from operations	$(18,439)	$(28,938)	$247	$(252,635)	$(114,868)	$157,806
Contract Owner Transactions:
Purchase payments received	$68,699	$94,906	$6,389	$519,314	$572,637	$361,996
Net transfers between Sub-Accounts	(19,180)	149,743	8,929	(235,183)	515,154	(41,751)
Withdrawals, surrenders and annuitizations	(4,897)	(14,943)	-	(54,066)	(10,818)	-
Cost of insurance and contract charges	(8,959)	(5,784)	(642)	(53,491)	(37,157)	(27,200)
Increase (Decrease) in net assets from contract owner transactions	$35,663	$223,922	$14,676	$(176,574)	$1,039,816	$293,045
Increase (Decrease) in net assets	$17,224	$194,984	$14,923	$(76,061)	$924,948	$450,851
Net Assets:
Beginning of period	209,907	14,923	-	1,894,761	969,813	518,962
End of period	$227,131	$209,907	$14,923	$1,818,700	$1,894,761	$969,813
(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
FIP Sub-Account			FIG Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(h)
Operations:
Net investment income (loss)	$50,881	$31,690	$3,716	$22,819	$27,431	$(2,140)
Net realized gains (losses)	41,335	146,229	273,827	664	(422)	(65)
Net unrealized gains (losses) during the year	(996,461)	(999,809)	976,661	12,926	18,421	(2,155)
Increase (Decrease) in net assets from operations	$(904,245)	$(821,890)	$1,254,204	$36,409	$45,430	$(4,360)
Contract Owner Transactions:
Purchase payments received	$652	$487,964	$2,751,116	$-	$-	$216,815
Net transfers between Sub-Accounts	(3,882,871)	(75,795)	(208,570)	-	12	233,259
Withdrawals, surrenders and annuitizations	(478,965)	(61,114)	-	-	-	-
Cost of insurance and contract charges	(133,283)	(155,962)	(192,493)	(17,722)	(10,164)	(8,960)
Increase (Decrease) in net assets from
contract owner transactions	$(4,494,467)	$195,093	$2,350,053	$(17,722)	$(10,152)	$441,114
Increase (Decrease) in net assets	$(5,398,712)	$(626,797)	$3,604,257	$18,687	$35,278	$436,754
Net Assets:
Beginning of period	7,354,002	7,980,799	4,376,542	472,032	436,754	-
End of period	$1,955,290	$7,354,002	$7,980,799	$490,719	$472,032	$436,754
	NLM Sub-Account			NMC Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Operations:
Net investment income (loss)	$(28,452)	$(111,219)	$1,749	$(38,058)	$(1,763)	$(39)
Net realized gains (losses)	4,804	1,898,126	(1,283)	(455,080)	14,583	127
Net unrealized gains (losses) during the year	86,471	149	(489)	(1,378,824)	(83,584)	7,763
Increase (Decrease) in net assets from operations	$62,823	$1,787,056	$(23)	$(1,871,962)	$(70,764)	$7,851
Contract Owner Transactions:
Purchase payments received	$13,198	$14,999,946	$3,519	$686,506	$211,822	$36,642
Net transfers between Sub-Accounts	24,797,351	(16,368,242)	(34,632)	1,285,368	6,275,791	(2,311)
Withdrawals, surrenders and annuitizations	-	-	-	(17,035)	-	-
Cost of insurance and contract charges	(184,874)	(412,184)	(645)	(172,797)	(7,754)	(1,450)
Increase (Decrease) in net assets from contract
owner transactions	$24,625,675	$(1,780,480)	$(31,758)	$1,782,042	$6,479,859	$32,881
Increase (Decrease) in net assets	$24,688,498	$6,576	$(31,781)	$(89,920)	$6,409,095	$40,732
Net Assets:
Beginning of period	6,576	-	31,781	6,449,827	40,732	-
End of period	$24,695,074	$6,576	$-	$6,359,907	$6,449,827	$40,732

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(h) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
NPP Sub-Account				JBP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2001	Year Ended December 31, 1999	Year Ended December31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$42,943	$233,834	$5,586	$210,518	$177,392	$25,942
Net realized gains (losses)	(103,490)	(143,692)	(2,607)	89,960	(3,339)	682
Net unrealized gains (losses) during the year	55,308	(99,579)	74,269	(31,096)	127,858	(51,685)
Increase (Decrease) in net
assets from operations	$(5,239)	$(9,437)	$77,248	$269,382	$301,911	$(25,061)
Contract Owner Transactions:
Purchase payments received	$77,115	$280,683	$568,576	$1,149,211	$1,668,080	$874,712
Net transfers between Sub-Accounts	(765,625)	(429,960)	(193,236)	1,999,485	(16,081)	(25,002)
Withdrawals, surrenders and annuitizations	(4,786)	-	-	(315,009)	(9,450)	-
Cost of insurance and contract charges	(22,370)	(24,948)	(36,371)	(80,718)	(52,152)	(39,759)
Increase (Decrease) in net assets from
contract owner transactions	$(715,666)	$(174,225)	$338,969	$2,752,969	$1,590,397	$809,951
Increase (Decrease) in net assets	$(720,905)	$(183,662)	$416,217	$3,022,351	$1,892,308	$784,890
Net Assets:
Beginning of period	1,232,647	1,416,309	1,000,092	3,470,181	1,577,873	792,983
End of period	$511,742	$1,232,647	$1,416,309	$6,492,532	$3,470,181	$1,577,873
JSC Sub-Account				JEP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$(3,508)	$(1,457)	$(1,935)	$324	$146	$(528)
Net realized gains (losses)	(32,140)	76,780	5,363	(2,541)	15,389	26,243
Net unrealized gains (losses) during the year	(29,408)	(139,535)	120,407	(61,450)	(59,982)	15,268
Increase (Decrease) in net assets
from operations	$(65,056)	$(64,212)	$123,835	$(63,667)	$(44,447)	$40,983
Contract Owner Transactions:
Purchase payments received	$96,416	$98,442	$175,595	$236,013	$93,876	$155,378
Net transfers between Sub-Accounts	98,358	209,562	(232,970)	170,257	(47,263)	(45,294)
Withdrawals, surrenders and annuitizations	-	-	-	-	(4,180)	-
Cost of insurance and contract charges	(16,436)	(8,783)	(14,058)	(13,413)	(6,982)	(9,179)
Increase (Decrease) in net assets
from contract owner transactions	$178,338	$299,221	$(71,433)	$392,857	$35,451	$100,905
Increase (Decrease) in net assets	$113,282	$235,009	$52,402	$329,190	$(8,996)	$141,888
Net Assets:
Beginning of period.	613,959	378,950	326,548	336,834	345,830	203,942
End of period	$727,241	$613,959	$378,950	$666,024	$336,834	$345,830

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
TSF Sub-Account			TSF1 Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000(b)	Year Ended December 31, 2000(c)	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$23,931	$(4,713)	$6,992	$5,217
Net realized gains (losses)	306,139	5,853	96,701	25,064
Net unrealized gains (losses) during the year	(350,639)	65,388	(105,897)	128,581
Increase (Decrease) in net assets from operations	$(20,569)	$66,528	$(2,204)	$158,862
Contract Owner Transactions:
Purchase payments received	$886,244	$716,067	$46,232	$305,091
Net transfers between Sub-Accounts	(347,861)	700,677	(842,185)	(120,364)
Withdrawals, surrenders and annuitizations	-	-	(9,870)	-
Cost of insurance and contract charges	(37,952)	(23,095)	(931)	(20,192)
Increase (Decrease) in net assets from contract owner transactions	$500,431	$1,393,649	$(806,754)	$164,535
Increase (Decrease) in net assets	$479,862	$1,460,177	$(808,958)	$323,397
Net Assets:
Beginning of period	1,460,177	-	808,958	485,561
End of period	$1,940,039	$1,460,177	$-	$808,958
DCA Sub-Account				DGI Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(i)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Operations:
Net investment income (loss)	$2,626	$747	$375	$(58)	$30
Net realized gains (losses)	(5,354)	44	323	191	2,129
Net unrealized gains (losses) during the year	(18,647)	(8,626)	(177)	(4,112)	(5,170)
Increase (Decrease) in net assets from operations	$(21,375)	$(7,835)	$521	$(3,979)	$(3,011)
Contract Owner Transactions:
Purchase payments received	$246,939	$102,919	$84,406	$-	$17,164
Net transfers between Sub-Accounts	166,800	106,004	28	-	51,149
Withdrawals, surrenders and annuitizations	(9,820)	(553)	-	-	-
Cost of insurance and contract charges	(41,019)	(26,569)	(9,359)	(4,307)	(2,298)
Increase (Decrease) in net assets from contract owner
transactions	$362,900	$181,801	$75,075	$(4,307)	$66,015
Increase (Decrease) in net assets	$341,525	$173,966	$75,596	$(8,286)	$63,004
Net Assets:
Beginning of period	249,562	75,596	-	63,004	-
End of period	$591,087	$249,562	$75,596	$54,718	$63,004

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).

(i) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	DQB Sub-Account			DSC Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)
Operations:
Net investment income (loss)	$23,262	$2,561	$1,042	$(20,948)	$(828)	$(104)
Net realized gains (losses)	3,064	(35)	1	(126,732)	357,718	(979)
Net unrealized gains (losses) during the year	(6,074)	3,165	(197)	(606,567)	(308,969)	6,081
Increase (Decrease) in net assets from
Operations	$20,252	$5,691	$846	$(754,247)	$47,921	$4,998
Contract Owner Transactions:
Purchase payments received	$151,739	$30,929	$40,487	$756,266	$560,098	$61,004
Net transfers between Sub-Accounts	2,493,957	1	-	8,578,190	4,997,407	(10,803)
Withdrawals, surrenders and annuitizations	(15,488)	(9,262)	-	(22,212)	(6,674)	-
Cost of insurance and contract charges	(6,339)	(1,208)	(1,171)	(302,956)	(14,082)	(1,673)
Increase (Decrease) in net assets from
contract owner transactions	$2,623,869	$20,460	$39,316	$9,009,288	$5,536,749	$48,528
Increase (Decrease) in net assets	$2,644,121	$26,151	$40,162	$8,255,041	$5,584,670	$53,526
Net Assets:
Beginning of period	66,313	40,162	-	5,638,196	53,526	-
End of period	$2,710,434	$66,313	$40,162	$13,893,237	$5,638,196	$53,526
	DSI Sub-Account			REI Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)
Operations:
Net investment income (loss)	$44,075	$28,622	$8,477	$181,758	$271	$157
Net realized gains (losses)	(917,563)	(189,675)	11,124	(351,331)	(8,951)	2,294
Net unrealized gains (losses) during the year	(715,227)	(993,835)	216,897	(132,952)	14,862	(11,151)
Increase (Decrease) in net assets from operations	$(1,588,715)	$(775,538)	$236,498	$400,137	$6,182	$(8,700)
Contract Owner Transactions:
Purchase payments received.	$3,666,913	$7,505,749	$1,694,993	$400,831	$22,585	$42,160
Net transfers between Sub-Accounts	(3,304,605)	857,290	704,776	12,883,719	13,270,888	51,428
Withdrawals, surrenders and annuitizations	(679,609)	(15,124)	-	(4,610)	-	-
Cost of insuraance and contract charges	(215,339)	(130,966)	(33,203)	(499,799)	(1,472)	(1,418)
Increase (Decrease) in net assets from
contract owner transactions	$(532,640)	$8,216,949	$2,366,566	$12,780,141	$13,292,001	$92,170
Increase (Decrease) in net assets	$(2,121,355)	$7,441,411	$2,603,064	$13,180,278	$13,298,183	$83,470
Net Assets:
Beginning of period	10,044,475	2,603,064	-	13,381,653	83,470	-
End of period	$7,923,120	$10,044,475	$2,603,064	$26,561,931	$13,381,653	$83,470

(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(j) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(k) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
RNA Sub-Account				ACA Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(f)	Year Ended December 31, 2001	Year Ended December 31, 2000 (a)
Operations:
Net investment income (loss)	$(773)	$(166)	$(46)	$(2,360)	$(427)
Net realized gains (losses)	(62,883)	15,863	810	52,893	3,528
Net unrealized gains (losses) during the year	37,605	(28,822)	1,521	(147,001)	(29,082)
Increase (decrease) in net assets from operations	$(26,051)	$(13,125)	$2,285	$(96,468)	$(25,981)
Contract Owner Transactions:
Purchase payments received	$40,943	$54,596	$24,658	$381,926	$45,403
Net transfers between Sub-Accounts	9,023	77,431	602	356,671	99,636
Withdrawals, surrenders and annuitizations	(32,710)	-	-	-	-
Cost of insurance and contract charges	(4,878)	(2,240)	(855)	(12,477)	(1,326)
Increase (Decrease) in net assets from contract owner transactions	$12,378	$129,787	$24,405	$726,120	$143,713
Increase (Decrease) in net assets	$(13,673)	$116,662	$26,690	$629,652	$117,732
Net Assets:
Beginning of period	143,352	26,690	-	117,732	-
End of period	$129,679	$143,352	$26,690	$747,384	$117,732
AVF Sub-Account				SRE Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999 (g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (f)
Operations:
Net investment income (loss)	$(1,693)	$(1,533)	$56	$4,336	$3,124	$230
Net realized gains (losses)	(26,524)	17,232	706	11,131	691	(5)
Net unrealized gains (losses) during the year	(17,283)	(79,347)	3,120	(9,435)	10,078	(157)
Increase (Decrease) in net assets from operations:	$(45,500)	$(63,648)	$3,882	$6,032	$13,893	$68
Contract Owner Transactions:
Purchase payments received	$222,335	$227,248	$47,123	$41,896	$35,947	$4,497
Net transfers between Sub-Accounts	(135,817)	166,194	13,399	(19,664)	41,773	(107)
Withdrawals, surrenders and annuitizations	(9,580)	(4,063)	-	(24,200)	-	-
Cost of insurance and contract charges	(14,905)	(11,408)	(1,867)	(2,666)	(1,114)	-
Increase (Decrease) in net assets from contract owner transactions	$62,033	$377,971	$58,655	$(4,634)	$76,606	$4,390
Increase (Decrease) in net assets	$16,533	$314,323	$62,537	$1,398	$90,499	$4,458
Net Assets
Beginning of period	376,860	62,537	-	94,957	4,458	-
End of period	$393,393	$376,860	$62,537	$96,355	$94,957	$4,458

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account G (the ''Variable Account''), a separate account of Sun Life Assurance Company of Canada (U.S.) (the ''Sponsor''), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Franklin Templeton Variable Insurance Products Trust, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds, Sun Capital Advisers Trust, Lord Abbett Series Fund, Rydex Variable Trust, The Alger American Fund, Alliance Variable Products Series Fund, Inc., Goldman Sachs Variable Insurance Trust, and INVESCO Variable Investment Funds, Inc., (the ''Funds''). Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust. During 2000, the Templeton Stock Fund was closed and the funds were moved to the Templeton Growth Securities Fund.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. Under applicable insurance laws, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year's presentation.

Investment Valuations

Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) Expenses and Related Party Transactions

The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal Deferred Acquisition Cost (''DAC'') tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years. These expense charges are deducted from the premium before being allocated by Sub-Account. The total sales loads were $1,986,355 in 2001.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Table.

The Sponsor deducts certain charges from the account value of each contract at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The mortality and expense risk charge varies dependent upon the rates defined in the underlying insurance contract. The daily deduction currently ranges between 0.0010937% and 0.0016389% (which is equivalent to an annual rate between 0.40% and 0.60%, respectively) for policies in their first ten policy years, between 0.0005474% and 0.0006841%.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions - continued

(which is equivalent to an annual rate between 0.20% and 0.25%, respectively) for the next ten policy years and between 0.0002738% and 0.0005474% (which is equivalent to an annual rate between 0.10% and 0.20%, respectively) for policies in policy years twenty-one and beyond.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust (the ''MFS Trust''). The MFS Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.55% to 0.90% of the average net assets.

Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Adviser Trust (the ''SC Trust''). The SC Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 1.05% of the average net assets.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Purchases and Sales of Investments.

The following table shows the aggregate cost of Fund shares purchased and proceeds from the sales of Fund shares for each Sub-Account for the year ended December 31, 2001:
	Purchases	Sales
MFS/Sun Life Series Trust:
Capital Appreciation Series	$ 2,739,611	$ 153,167
Emerging Growth Series	562,434	350,395
Global Growth Series	1,799,893	2,714,624
Government Securities Series	15,862,959	25,590,606
Massachusetts Investors Growth Stock Series	214,747	37,720
Massachusetts Investors Trust Series	48,468	97,808
Money Market Series	22,400,243	41,295,599
Research Series	64,033	1,949
Total Return Series	1,719,977	367,064
Utilities Series	101,924	35,690
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio	4,299,068	641,761
VIP Growth Portfolio	2,163,647	4,113,089
VIP High Income Portfolio	257,095	175,986
VIP Money Market Portfolio	145,427	17,354
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio	214,158	167,135
VIP II Contrafund Portfolio	637,742	406,170
VIP II Index 500 Portfolio	178,601	4,622,187
VIP II Investment Grade Bond Portfolio	25,741	20,644
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	24,829,875	232,651
Mid-Cap Growth Portfolio	2,778,175	1,034,190
Partners Portfolio	150,522	823,245
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio	4,896,019	1,897,254
J.P. Morgan Small Company Portfolio	439,565	264,735
J.P. Morgan U.S. Disciplined Equity Portfolio	432,965	39,784
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund	1,464,884	658,071
Dreyfus Variable Investment Fund:
Appreciation Portfolio	411,012	45,487
Growth and Income Portfolio	1,182	4,651
Quality Bond Portfolio	2,670,207	21,277
Small Cap Portfolio	13,875,659	3,989,957
Dreyfus Stock Index Fund	3,476,963	3,923,357
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	14,640,225	1,294,447
T. Rowe Price New America Growth Portfolio	446,294	432,427
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	796,124	12,174
AIM V.I. Value Fund	231,422	163,301
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund	79,209	78,122

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions
	Units Outstanding, Beginning of Year	Units Purchased			Units Transferred Between Sub-Accounts		Units Withdrawn Surrendered or Canceled for Contract Charges		Unit Outstanding, End of Year

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Sub-Accounts	2001	2000	2001	ff	2001	2000	2001	2000	2001	2000
CAS	30,636	21,325	14,949	8,189	244,656	2,136	(5,291)	(1,014)	284,950	30,636
EGS	42,234	19,972	12,616	15,423	(3,882)	8,173	(1,777)	(1,334)	49,191	42,234
WGO	169,063	120,770	51,985	41,732	(179,815)	11,837	(6,201)	(5,276)	35,032	169,063
GSS	989,719	57,382	51,494	22,084	(740,166)	912,497	(41,386)	(2,244)	259,661	989,719
MIS	27,701	18,354	12,596	11,922	4,619	(300)	(2,926)	(2,275)	41,990	27,701
CGS	12,248	-	2,779	1,889	(3,506)	10,524	(4,914)	(165)	6,607	12,248
MMS	2,567,848	112,538	1,382,489	4,563,470	(2,818,962)	(2,091,354)	(322,741)	(16,806)	808,634	2,567,848
RES	1,127	1,061	2,121	880	2,518	(753)	(195)	(61)	5,571	1,127
TRS	183,340	133,786	63,223	65,996	22,909	(11,235)	(12,690)	(5,207)	256,782	183,340
UTS	9,603	3,595	6,198	6,343	743	658	(2,646)	(993)	13,898	9,603
FEI	342,157	243,225	140,546	107,077	136,669	1,797	(21,419)	(9,942)	597,953	342,157
FGP	413,276	319,434	90,767	100,954	(271,156)	3,935	(12,968)	(11,047)	219,919	413,276
FHI	17,513	13,073	14,980	6,330	(8,635)	(1,089)	(2,349)	(801)	21,509	17,513
FMM	31,630	32,578	-	-	-	-	(1,360)	(948)	30,270	31,630
FAM	20,005	1,243	7,223	8,257	(2,160)	12,414	(1,602)	(1,909)	23,466	20,005
FCN	113,920	54,448	34,640	32,965	(15,792)	29,770	(8,164)	(3,263)	124,604	113,920
FIP	453,873	446,730	42	26,680	(270,592)	(4,182)	(46,068)	(15,355)	137,255	453,873
FIG	40,277	41,448	-	-	-	-	(1,672)	(1,171)	38,605	40,277
NLM	563	-	1,081	1,310,725	1,954,002	(1,264,375)	(17,004)	(45,787)	1,938,642	563
NMC	399,848	2,337	53,478	10,885	87,934	387,132	(18,044)	(506)	523,216	399,848
NPP	103,186	119,392	6,722	24,286	(62,995)	(37,728)	(2,829)	(2,764)	44,084	103,186
JBP	276,747	139,098	90,006	145,717	149,488	(1,491)	(32,023)	(6,577)	484,218	276,747
JSC	46,482	25,442	8,107	7,012	6,973	14,811	(1,698)	(783)	59,864	46,482
JEP	25,322	23,144	20,225	6,339	12,644	(3,243)	(1,353)	(918)	56,838	25,322
TSF	107,972	-	66,076	55,047	(25,538)	55,063	(3,632)	(2,138)	144,878	107,972
DCA	20,620	6,135	22,752	784	14,866	6,231	(4,763)	7,470	53,475	20,620
DGI	5,671	-	-	1,513	-	4,383	(441)	(225)	5,230	5,671
DQB	5,847	3,920	12,632	2,957	206,452	-	(1,881)	(1,030)	223,050	5,847
DSC	471,635	5,073	66,970	49,426	735,469	419,157	(36,186)	(2,021)	1,237,888	471,635
DSI	1,014,144	238,427	400,992	713,855	(398,354)	78,609	(105,876)	(16,747)	910,906	1,014,144
REI	1,210,263	8,149	35,032	2,202	1,067,895	1,200,093	(53,347)	(181)	2,259,843	1,210,263
RNA	13,825	2,301	4,298	4,934	42	6,843	(3,979)	(253)	14,186	13,825
ACA	9,490	-	41,361	3,012	29,196	6,596	(1,525)	(118)	78,522	9,490
AVF	37,499	5,311	23,330	19,556	(13,195)	14,183	(2,865)	(1,551)	44,769	37,499
SRE	7,805	481	3,284	3,604	(1,870)	3,844	(2,183)	(124)	7,036	7,805
Unit Activity From Sponsor
Transactions	10,000	10,000	-	-	-	-	-	-	10,000	10,000

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(6) Unit Values

A summary of unit values and units outstanding for variable life insurance contracts and the expense ratios,

excluding expenses of the underlying funds, for the year ended December 31, 2001 follows.
				Investment
		Net Assets		Income as a	Expenses as a
	Units	Units		% of Average	% of Average	Total
Sub-Accounts	Outstanding	Value	(000s)	Net Assets (1)	Net Assets (2)	Return (3)
CAS	284,950	$11.21	$ 3,195	0.11%	0.57%	(25.33)%
EGS	49,191	13.71	674	0.00	0.60	(34.57)
WGO	35,032	14.13	495	0.81	0.61	(19.64)
GSS	259,661	13.58	3,526	5.15	0.62	7.47
MIS	41,990	9.02	379	0.11	0.60	(24.91)
CGS	6,607	9.67	64	0.70	0.58	(15.71)
MMS	808,634	11.34	9,171	4.29	0.61	3.78
RES	5,571	9.85	55	0.03	0.63	(21.40)
TRS	256,782	14.12	3,626	3.46	0.60	0.52
UTS	13,898	11.19	156	3.13	0.61	(24.34)
FEI	597,953	13.35	7,981	1.29	0.60	(4.96)
FGP	219,919	14.39	3,164	0.09	0.60	(17.65)
FHI	21,509	7.53	162	8.41	0.63	(11.73)
FMM	30,270	12.97	392	5.19	0.59	4.19
FAM	23,466	9.72	227	4.07	0.61	(7.39)
FCN	124,604	14.60	1,819	0.79	0.60	(12.24)
FIP	137,255	14.24	1,955	1.73	0.60	(12.10)
FIG.	38,605	12.71	491	5.30	0.60	8.46
NLM	1,938,642	12.74	24,695	0.06	0.56	8.78
NMC	523,216	12.16	6,360	0.00	0.60	(24.64)
NPP	44,084	11.61	512	5.52	0.59	(2.83)
JBP	484,218	13.41	6,493	5.68	0.59	6.93
JSC	59,864	12.15	727	0.03	0.60	(8.03)
JEP .	56,838	11.72	666	0.68	0.61	(11.91)
TSF .	144,878	13.39	1,940	2.05	0.60	(0.98)
DCA	53,475	11.10	591	1.25	0.61	(9.31)
DGI .	5,230	10.46	55	0.50	0.60	(5.85)
DQB	223,050	12.16	2,710	7.16	0.34	6.69
DSC	1,237,888	11.22	13,893	0.41	0.60	(6.12)
DSI .	910,906	8.70	7,923	1.08	0.61	(12.18)
REI .	2,259,843	11.75	26,562	1.59	0.60	6.32
RNA	14,186	9.14	130	0.00	0.61	(11.84)
ACA	78,522	9.52	747	0.00	0.64	(23.28)
AVF	44,769	8.79	393	0.14	0.60	(12.56)
SRE	7,036	13.69	96	7.21	0.58	12.58

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(7) Contract Charges

For the year ended December 31, 2001, the Sponsor received the following amount related to the above mentioned contract charges. These charges are reflected in the Cost of insurance and contract charges line of the Statement of Changes in Net Assets.
Contract Charges
MFS/Sun Life Series Trust:
Capital Appreciation Series	$37,655
Emerging Growth Series	22,501
Global Growth Series	56,615
Government Securities Series	386,848
Massachusetts Investors Growth Stock Series	9,953
Massachusetts Investors Trust Series	2,147
Money Market Series	413,505
Research Series	1,720
Total Return Series	94,102
Utilities Series	18,046
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio	184,028
VIP Growth Portfolio	164,513
VIP High Income Portfolio	7,106
VIP Money Market Portfolio	14,979
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio	8,959
VIP II Contrafund Portfolio	53,491
VIP II Index 500 Portfolio	133,283
VIP II Investment Grade Bond Portfolio	17,722
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	184,874
Mid-Cap Growth Portfolio	172,797
Partners Portfolio	22,370
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio	80,718
J.P. Morgan Small Company Portfolio	16,436
J.P. Morgan Equity Portfolio	13,413
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund : Class 1	37,952
Dreyfus Variable Investment Fund:
Capital Appreciation Portfolio	41,019
Growth and Income Portfolio	4,307
Quality Bond Portfolio	6,339
Small Cap Portfolio	302,956
Dreyfus Stock Index Fund	215,339
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	499,799
T. Rowe Price New America Growth Portfolio	4,878
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	12,477
AIM V.I. Value Fund	14,905
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund	2,666

Independent Auditors' Report

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G

And the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP High Income Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP II Asset Manager: Growth Sub-Account, Fidelity VIP II Contrafund Sub-Account, Fidelity VIP II Index 500 Sub-Account, Fidelity VIP II Investment Grade Bond Sub-Account, Neuberger Berman Advisers Management Limited Maturity Bond Sub-Account, Neuberger Berman Advisers Management Mid-Cap Growth Sub-Account, Neuberger Berman Advisers Management Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Small Company Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, Templeton Growth Securities Fund Sub-Account, Dreyfus Variable Investment Appreciation Sub-Account, Dreyfus Variable Investment Growth and Income Sub-Account, Dreyfus Variable Investment Quality Bond Sub-Account, Dreyfus Variable Investment Small Cap Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Value Sub-Account, and Sun Capital Advisers Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the ''Sub-Accounts'') as of December 31, 2001, the related statements of operations and the statements of changes in net assets for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 2001, the results of their operations and the changes in their net assets for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2002

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Revenues
Premiums and annuity considerations	$ 41	$ 45	$ 45
Net investment income	282	288	365
Net realized investment gains (losses)	24	(20)	2
Fee and other income	284	298	218

Total revenues	631	611	630

Benefits and expenses
Policyowner benefits	309	338	335
Other operating expenses	152	165	101
Amortization of deferred policy acquisition costs	121	124	68

Total benefits and expenses	582	627	504

Income (loss) from operations	49	(16)	126

Interest expense	94	45	43

Income (loss) before income tax expense and discontinued
operations	(45)	(61)	83

Income tax expense (benefit):
Federal	(26)	(62)	29
State	(1)	(2)	-

Income tax expense (benefit)	(27)	(64)	29

Net income (loss) from continuing operations before
cumulative effect of change in accounting principle	(18)	3	54

Cumulative effect of change in accounting principle, net of tax	5	-	-

Net income (loss) from continuing operations	(13)	3	54

Net loss on disposal of subsidiaries, after tax	-	-	(12)

Discontinued operations	-	-	1

Net income (loss)	$ (13)	$ 3	$ 43

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in millions except share data)

December 31, 2001 and 2000
ASSETS	2001	2000
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,040 and $2,455 in 2001 and 2000, respectively)	$ 2,098	$ 2,501
Trading fixed maturities at fair value (amortized cost of $1,020 and $636 in 2001 and 2000, respectively)	1,041	648
Subordinated note from affiliate held-to-maturity (fair value of $620 and $546 in 2001 and 2000, respectively)	600	600
Short-term investments	103	112
Mortgage loans	915	846
Real estate	84	78
Policy loans	43	42
Other invested assets	67	75
Total investments	4,951	4,902

Cash and cash equivalents	180	390
Accrued investment income	64	65
Deferred policy acquisition costs	766	762
Outstanding premiums	4	3
Other assets	112	62
Separate account assets	16,233	17,874

Total assets	$ 22,310	$ 24,058

LIABILITIES

Future contract and policy benefits	$ 691	$ 715
Contractholder deposit funds and other policy liabilities	3,146	3,313
Unearned revenue	12	5
Accrued expenses and taxes	116	53
Deferred federal income taxes	99	41
Long-term debt payable to affiliates	565	565
Partnership Capital Securities	608	608
Other liabilities	108	123
Separate account liabilities	16,233	17,874

Total liabilities	21,578	23,297

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2001 and 2000	$ 6	$ 6
Additional paid-in capital	265	265
Accumulated other comprehensive income	38	39
Retained earnings	423	451

Total stockholder's equity	732	761

Total liabilities and stockholder's equity	$ 22,310	$ 24,058

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

For the years ended December 31, 2001, 2000, and 1999

	2001	2000	1999

Net income	$ (13)	$ 3	$ 43
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax	(1)	31	(69)
Other comprehensive income	(1)	31	(69)

Comprehensive income	$ (14)	$ 34	$ (26)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in millions)

For the years ended December 31, 2001, 2000, and 1999
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1998	$ 6	$ 199	$ 77	$ 495	$ 777

Comprehensive income:
Net income				43	43
Dividends declared				(80)	(80)
Other comprehensive income
(loss)			(69)		(69)

Balance at December 31, 1999	6	199	8	458	671

Comprehensive income:
Net income				3	3
Dividends declared				(10)	(10)
Additional paid in capital		66			66
Other comprehensive income			31		31

Balance at December 31, 2000	6	265	39	451	761

Comprehensive income:
Net income (loss)				(13)	(13)
Dividends declared				(15)	(15)
Other comprehensive income
(loss)			(1)		(1)

Balance at December 31, 2001	$ 6	$ 265	$ 38	$ 423	$ 732

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Operating Activities:
Net income (loss) from continuing operations	$ (13)	$ 3	$ 54
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of discount and premiums	3	(1)	(1)
Depreciation and amortization	2	3	4
Net realized (gains) losses on investments	(24)	20	(2)
Net unrealized gains on trading fixed maturities	(9)	(13)	-
Interest credited to contractholder deposits	176	196	216
Deferred federal income taxes	56	(53)	15
Cumulative effect of change in accounting principle, net of tax	(5)	-	-
Cash dividends from subsidiaries	-	-	19
Changes in assets and liabilities:
Deferred acquisition costs	(17)	(83)	(88)
Accrued investment income	2	(6)	11
Other assets	(46)	15	(75)
Future contract and policy benefits	(23)	(15)	(8)
Other, net	55	39	72
Net cash provided by operating activities	157	105	217

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,251	1,002	1,241
Trading fixed maturities	379	187	-
Subsidiaries	-	-	57
Other invested assets	4	-	-
Mortgage loans	112	209	386
Real estate	10	36	3
Purchases of:
Available-for-sale fixed maturities	(823)	(738)	(615)
Trading fixed maturities	(751)	(821)	-
Subsidiaries	(5)	-	-
Other invested assets	(1)	(2)	(7)
Mortgage loans	(185)	(122)	(345)
Real estate	(16)	(15)	(2)
Changes in other investing activities, net	1	3	3
Net change in policy loans	-	(1)	2
Net change in short-term investments	9	34	156

Net cash provided by (used in) investing activities	(15)	(228)	879

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,557	1,962	1,537
Withdrawals from contractholder deposit funds	(1,894)	(1,988)	(2,268)
Dividends paid to stockholder	(15)	(10)	(80)
Net cash used in financing activities	(352)	(36)	(811)

Net change in cash and cash equivalents	(210)	(160)	285

Cash and cash equivalents, beginning of year	390	550	265

Cash and cash equivalents, end of year	$ 180	$ 390	$ 550

Supplemental Cash Flow Information
Interest paid	$ 94	$ 43	$ 43
Income taxes paid	11	64	6

Non-cash Transaction

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, insurance third party administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc., is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2001, the Company owned all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Vision Financial Corporation and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner.

Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life, disability insurance and stop loss contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada, an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-I, Inc. was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2001, Sun Benefit Services Company, Inc. was inactive. Sun Life of Canada Funding, LLC was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On March 12, 2001, the Company purchased Vision Financial Corporation for approximately $5.0 million and acquired approximately $1.6 million of goodwill. Vision Financial Corporation, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting. The results of operations of Vision Financial Corporation for the years ended December 31, 2001 and 2000 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2001 presentation.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Other invested assets consist primarily of leveraged leases and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Also included in other assets are assets pledged as collateral for open derivative contracts (See "Derivatives" section of Note 3 of the consolidated financial statements.) Reinsurance receivables from reinsurance ceded are also included in other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than deferred policy acquisition costs, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

During 2001, the Company adopted the requirements of Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 102, "Selected Loan Loss Allowance and Documentation Issues". The adoption of SAB No. 102 had no material effect on the Company's financial position or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. The Company adopted EITF No. 99-20 in June 2001; it had no material impact on the Company's financial condition or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. Adoption of this standard did not have a material effect on the Company's financial position or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements will change the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method will be prohibited. Second, SFAS No. 142 changes the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of that Statement, which for companies with calendar year ends, will be January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 is not expected to have a material impact on the Company.

Also in July 2001, the FASB issued SFAS No. 143, "Accounting for Asset Retirement Obligations," which relates to financial accounting and reporting of obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. SFAS No. 143 is effective for financial statements issued for fiscal years beginning after June 15, 2002. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". This statement supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures. Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company. The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses. Although the Company has investments associated with these industries, it has determined that there are no current recoverability issues. The Company will continue to monitor these investments to determine if any adjustments for other-than-temporary declines due to the decrease in market value are necessary.

The FASB is currently deliberating the issuance of an interpretation of SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries", to provide additional guidance to assist companies in identifying and accounting for special purpose entities ("SPEs") including when SPEs should be consolidated by the investor. The interpretation would introduce a concept that consolidation would be required by the primary beneficiary of the activities of an SPE unless the SPE can meet certain substantive independent economic substance criteria. It is not possible to determine at this time what conclusions will be included in the final interpretation; however, the result could impact the accounting treatment of these entities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21,1999.

On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased two separate $100,000,000 notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100,000,000 note with an original maturity of August 11, 2003.

On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital. As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the Partnership Capital Securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership Capital Securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These Partnership Capital Securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statements of income for the years ended December 31, 2000 and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.
	Proforma	Proforma
	2000	1999

Revenues
Premiums and annuity considerations	$ 45	$ 45
Net investment income	339	420
Net realized investment gains (losses)	(20)	2
Fee and other income	298	218

Total revenues	662	685

Benefits and expenses
Policyowner benefits	338	335
Other operating expenses	165	101
Amortization of deferred policy acquisition costs	124	68

Total benefits and expenses	627	504

Income (loss) from operations	35	181

Interest expense	95	95

Income (loss) before income tax expense and discontinued
operations	(60)	86

Income tax expense (benefit):
Federal	(62)	30
State	(2)	-

Income tax expense (benefit)	(64)	30

Net income from continuing operations	4	56.0

Net loss on disposal of subsidiaries, after tax	-	(12.3)

Discontinued operations	-	1.0

Net income	$ 4	$ 44.7

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

During 2001, 2000, and 1999 the Company declared and paid dividends in the amount of $15,000,000, $10,000,000, and $80,000,000, respectively, to its parent, Sun Life of Canada (U.S.) Holdings, Inc.

The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $40,290,000 in 2001, $31,857,000 in 2000, and $30,745,000 in 1999.

The Company leases office space to Sun Life Assurance Company of Canada under lease agreements with terms expiring in September, 2005 and options to extend the terms for each of twelve successive five year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $8,773,000, $7,976,000, and $6,943,000 in 2001, 2000 and 1999, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

The Company has accrued $4,259,000 for unpaid interest on surplus notes held by an affiliate at December 31, 2001 and 2000, respectively. The Company expensed $43,266,000 for interest on these surplus notes for the years ended December 31, 2001, 2000 and 1999, respectively.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. In October 2001, Sun Life of Canada (U.S.) Holdings, Inc transferred its ownership in the Company's surplus notes totaling $565,000,000 to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The following table lists the details of the surplus notes outstanding (in 000's) owned by Sun Life Financial (U.S.) Finance, Inc.:
Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
250,000	11/06/27	8.625%
$ 565,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows (in 000's):
	December 31, 2001
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 111,804	$ 5,905	$ (1,113)	$ 116,596
States, provinces and political subdivisions	4,794	239	-	5,033
Mortgage-backed securities	149,138	3,735	(2,290)	150,583
Public utilities	340,386	20,167	(4,141)	356,412
Transportation	219,793	7,486	(15,348)	211,931
Finance	263,273	7,180	(2,144)	268,309
Corporate	950,496	53,665	(15,238)	988,923

Total available-for-sale fixed maturities	$ 2,039,684	$ 98,377	$ (40,274)	$ 2,097,787

Trading fixed maturities:
States, provinces and political subdivisions	$ 2,750	$ 364	$ -	$ 3,113
Mortgage-backed securities	47,067	983	(12)	48,038
Public utilities	154,402	5,381	(2,547)	157,236
Transportation	107,660	4,110	(2,790)	108,980
Finance	219,314	10,765	(1,370)	228,709
Corporate	488,980	15,704	(9,270)	495,413

Total trading fixed maturities	$ 1,020,173	$ 37,307	$ (15,989)	$ 1,041,489

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 19,656	$ -	$ 619,656

Total held-to-maturity fixed maturities	$ 600,000	$ 19,656	$ -	$ 619,656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)
	December 31, 2000
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 183,733	$ 8,286	$ (68)	$ 191,951
States, provinces and political subdivisions	22,515	653	-	23,168
Mortgage-backed securities	123,113	2,132	(317)	124,928
Public utilities	286,744	12,805	(5,914)	293,635
Transportation	245,675	13,406	(3,821)	255,260
Finance	299,440	8,141	(5,761)	301,820
Corporate	1,293,302	52,597	(35,271)	1,310,628

Total available-for-sale fixed maturities	$ 2,454,522	$ 98,020	$ (51,152)	$2,501,390

Trading fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 500	$ 1	$ -	$ 501
Mortgage-backed securities	18,281	556	(156)	18,681
Public utilities	30,918	1,293	(243)	31,968
Transportation	97,900	3,218	(266)	100,852
Finance	159,250	5,470	(348)	164,372
Corporate	328,662	9,116	(5,975)	331,803

Total trading fixed maturities	$ 635,511	$ 19,654	$ (6,988)	$ 648,177

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ -	$ (53,888)	$ 546,112

Total held-to-maturity fixed maturities	$ 600,000	$ -	$ (53,888)	$ 546,112

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.
	December 31, 2001
	Amortized Cost	Estimated Fair Value

Maturities of available-for-sale fixed securities:
Due in one year or less	$ 248,948	$ 246,958
Due after one year through five years	537,953	551,789
Due after five years through ten years	437,668	462,069
Due after ten years	515,561	535,687
Subtotal - Maturities available-for-sale	$ 1,740,130	$ 1,796,503
Asset-backed securities	299,554	301,284
Total Available-for-sale	$ 2,039,684	$ 2,097,787

Maturities of trading fixed securities:
Due in one year or less	$ -	$ -
Due after one year through five years	324,617	330,534
Due after five years through ten years	412,623	425,677
Due after ten years	216,473	217,647
Subtotal - Maturities of trading	$ 953,713	$ 973,858
Asset-backed securities	66,460	67,631
Total Trading	$ 1,020,173	$ 1,041,489

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 619,656

Gross gains of $15,457,000, $9,056,000 and $12,496,000 and gross losses of $6,966,000, $24,018,000, and $7,646,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2001, 2000, and 1999, respectively.

Fixed maturities with an amortized cost of approximately $3,173,000 and $2,991,000 at December 31, 2001 and 2000 respectively, were on deposit with Federal and State governmental authorities as required by law.

Bonds that have been pledged to collateralize open derivative contracts at December 31, 2001 are excluded from fixed maturities and are included with other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

As of December 31, 2001 and 2000, 96% and 98%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2001 and 2000, the Company incurred realized losses totaling $5,500,000 and $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature. During 2001, $9,650,000 of the 2000 losses was recovered and is included in realized gains. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $417,000 and $243,000 of interest income on these holdings were not accrued during 2001 and 2000, respectively. All of the Company's securities were income producing during the year ended December 31, 1999.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):
	December 31,
	2001	2000

Total mortgage loans	$ 915,730	$ 846,439

Real estate:
Held-for-sale	1,490	7,483
Held for production of income	82,055	70,239
Total real estate	$ 83,545	$ 77,722

Accumulated depreciation on real estate was $16,110,000 and $14,879,000 at December 31, 2001 and 2000, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $17,933,000 and $18,165,000 at December 31, 2001 and 2000, respectively, against which there are allowances for losses of $7,140,000 and $4,675,000, respectively. During 2001 and 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had fair values of $1,000,000 and $1,500,000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):
	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2001
Mortgage loans	$ 4,675	$ 3,095	$ (630)	$ 7,140
Real estate	-	-	-	-

2000
Mortgage loans	$ 7,750	$ 3,837	$ (6,912)	$ 4,675
Real estate	1,723	-	(1,723)	-

Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):
	December 31,
	2001	2000
Property Type:
Office building	$ 369,526	$ 328,976
Residential	39,254	47,805
Retail	389,972	379,326
Industrial/warehouse	190,672	153,580
Other	16,982	19,149
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):
	December 31,
	2001	2000
Geographic region:

Arizona	$ 21,221	$ 19,809
California	95,861	87,607
Colorado	8,245	8,636
Connecticut	37,208	38,401
Delaware	6,707	15,131
Florida	40,359	36,179
Georgia	71,037	46,895
Indiana	15,015	13,496
Kentucky	13,824	14,941
Louisiana	15,221	7,639
Maryland	19,730	20,849
Massachusetts	116,962	98,377
Michigan	44,549	45,948
Nevada	3,891	5,308
New Jersey	24,047	16,653
New York	88,812	69,529
North Carolina	14,889	11,009
Ohio	29,137	35,966
Oregon	8,131	6,439
Pennsylvania	122,275	132,615
Tennessee	15,345	12,889
Texas	29,071	22,380
Utah	18,179	11,171
Virginia	27,840	20,911
Washington	62,439	60,560
All other	56,411	69,498
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001, scheduled mortgage loan maturities were as follows (000's):
2002	$ 50,312
2003	28,465
2004	47,272
2005	89,257
2006	56,351
Thereafter	644,073
Total	$ 915,730

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $39,800,000 and $45,119,000 at December 31, 2001 and 2000, respectively.

During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:
	Class B	Class I
Prepayment speed	0	0
Weighted average life in years	7.25	4.54
Expected credit losses	0	0
Residual cash flows discount rate	7.798	8.844
Treasury rate interpolated for average life	4.97	4.96
Spread over treasuries	2.83%	3.88%
Duration in years	5.201	3.611

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):
	Commercial Mortgages
	Class B	Class I
Carrying amount of retained
interests	$ 15,636	$ 9,333
Fair value of retained interests	15,885	8,913
Weighted average life in years	9.419	3.900

Expected Credit Losses
Impact on fair value of .025% of adverse change	0	0
Impact on fair value of 20% of adverse change	0	0

Residual Cash flows Discount Rate
Impact on fair value of 10% of adverse change	15,328	8,682
Impact on fair value of 20% of adverse change	14,800	8,465

The total principal amount of the commercial mortgage loans was $173,655,000 at December 31, 2001, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2001.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2001 and 2000. As of December 31, 2001 and 2000, the Company had received no collateral for securities on loan. The income resulting from this program was $126,000, $48,000 and $37,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

	Year ended December 31,
	2001	2000
Lease contract receivable	$ 68,418	$ 57,623
Less: non-recourse debt	(36,096)	(57,607)
Net Receivable	32,322	16
Estimated value of leased assets	21,420	41,150
Less: unearned and deferred income	(18,231)	(6,718)
Investment in leveraged leases	35,511	34,448
Less: fees	(212)	(88)
Net investment in leveraged leases	$ 35,299	$ 34,360

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

The net increase (decrease) in net investment income related to swaps was ($23,493,000), $166,000, and ($2,513,000) for the years ended December 31, 2001, 2000 and 1999, respectively. The Company did not employ hedge accounting treatment in 2001, 2000 and 1999. As a result, the unrealized gains and losses were realized immediately in those years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The Company recognized gross realized gains on derivatives of $10,173,000, $3,924,000, and $4,735,000 in 2001, 2000, and 1999, respectively, as well as gross realized losses of $8,912,000, $1,156,000, and $1,789,000 during 2001, 2000, and 1999, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2001 and 2000, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral that is required is determined by agreed upon thresholds with the counterparties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2001, $32,900,000 of fixed maturities was pledged as collateral and is included in other assets. No collateral was pledged at December 31, 2000.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):

	Outstanding at December 31, 2001
	Notional
	Principal	Unrealized Gain
	Amounts	(Loss)

Interest rate swaps	$1,327,496
$        (73,495)

Currency swaps	697,557	(22,918)
Equity swaps	259,607	(34,008)
Equity index options	1,428,323	81,000

Total	$3,712,983	(49,421)
	Outstanding at December 31, 2000
	Notional Principal Amounts	Unrealized Gain (Loss)

Interest rate swaps	$1,308,496
$        (40,432)

Currency swaps	370,554	1,839
Equity swaps	162,576	(16,883)

Total	$1,841,626	$ (55,476)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001 and 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):
	2001	2000	1999

Fixed maturities	$ 29,694	$ (14,962)	$ 4,846
Mortgage and other loans	(2,557)	2,057	1,981
Real estate	1,150	5,211	(742)
Derivative instruments	1,261	2,768	2,945
Short term investments	196	(22)	4
Write-down of fixed maturities	(6,050)	(14,956)	(6,689)
Total	$ 23,694	$ (19,904)	$ 2,345

5. NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

	2001	2000	1999

Fixed maturities	$ 320,810	$ 265,608	$ 254,390
Equity securities	-	-	(33)
Mortgage and other loans	73,050	77,807	90,638
Real estate	5,961	8,868	6,829
Policy loans	2,967	3,047	3,172
Derivatives	(127,322)	(66,773)	17,671
Other	10,802	4,664	(1,416)
Gross investment income	286,268	293,221	371,251
Less: Investment expenses	3,706	5,510	6,273
Net investment income	$ 282,562	$ 287,711	$ 364,978

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 (in 000's):

	December 31, 2001		December 31, 2000
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 180,141	$ 180,141	$ 390,049	$ 390,049
Fixed maturities	3,739,277	3,739,277	3,749,567	3,695,679
Short-term investments	103,296	103,296	112,077	112,077
Mortgages	915,730	977,857	846,439	886,384
Derivatives	(49,421)	(49,421)	(55,476)	(55,476)
Policy loans	42,686	42,686	41,459	41,459
Other invested assets	66,771	66,771	74,551	74,551

Financial liabilities:
Guaranteed investment contracts	$ 1,320,278	$ 1,336,594	$ 1,002,865	$ 998,544
Contractholder deposit funds	1,603,391	1,591,474	2,129,758	2,090,197
Fixed annuity contracts	88,400	86,031	102,637	98,337
Interest sensitive life insurance	116,967	117,045	114,198	116,900
Long-term debt	565,000	596,218	565,000	510,962
Partnership Capital Securities	607,826	619,656	607,826	553,938

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

The Company had an agreement with an unrelated company that provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.

GROUP INSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

7. REINSURANCE (CONTINUED):

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

The effects of reinsurance were as follows (in 000's):
	For the Years Ended December 31,
	2001	2000	1999

Insurance premiums:
Direct	$ 43,980	$ 51,058	$ 54,662
Assumed	-	-	-
Ceded	2,971	6,255	9,595
Net premiums	$ 41,009	$ 44,803	$ 45,067

Insurance and other individual policy benefits and claims:
Direct	$ 314,750	$ 346,411	$ 342,284
Assumed	-	-	-
Ceded	5,063	8,077	7,433
Net policy benefits and claims	$ 309,687	$ 338,334	$ 334,851

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS:

PENSION PLAN

The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2001, 2000, and 1999 (in 000's):
	Year ended December 31,
	2001	2000	1999
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 109,675	$ 99,520	$ 110,792

Service cost	5,968	5,242	5,632

Interest cost	8,698	7,399	6,952

Actuarial loss (gain)	20,089	579	(21,480)

Benefits paid	(3,825)	(3,065)	(2,376)
Projected benefit obligation at end of year	$ 140,605	$ 109,675	$ 99,520
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 163,204	$ 158,271	$ 151,575
Actual return on plan assets	17,888	8,218	9,072
Benefits paid	(3,825)	(3,285)	(2,376)
Fair value of plan assets at end of year	$ 177,267	$ 163,204	$ 158,271

Funded status	$ 36,662	$ 53,529	$ 58,752
Unrecognized net actuarial loss	5,341	(12,620)	(20,071)
Unrecognized transition obligation	(18,766)	(20,561)	(22,617)
Unrecognized prior service cost	5,922	6,501	7,081
Prepaid benefit cost	$ 29,159	$ 26,849	$ 23,145

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2001, 2000, and 1999 (in 000's).
	Year Ended December 31,
	2001	2000	1999

Components of net periodic benefit cost:
Service cost	$ 5,968	$ 5,242	$ 5,632

Interest cost	8,698	7,399	6,952

Expected return on plan assets	(14,502)	(13,723)	(12,041)

Amortization of transition obligation asset	(2,093)	(2,056)	(2,056)

Amortization of prior service cost	580	580	580

Recognized net actuarial gain	(492)	(1,146)	(554)
Net periodic benefit cost	$ (1,841)	$ (3,704)	$ (1,487)
The Company's share of net periodic benefit cost	$ 1,006	$ 805	$ 736

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.0% for the year ended December 31, 2001. The assumed weighted average discount rate for 2000 and 1999 was 7.5%. The expected return on plan assets for 2001, 2000 and 1999 was 8.75% and the assumed rate of compensation increase for 2001, 2000 and 1999 was 4.50%.

The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $462,000, $354,000 and $284,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2001, 2000, and 1999 (in 000's).

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):
	Year Ended December 31,
	2001	2000	1999
Change in benefit obligation:
Benefit obligation at beginning of year	$ 17,085	$ 12,217	$ 10,419

Service cost	624	529	413

Interest cost	1,296	1,139	845

Actuarial loss	10,956	3,665	1,048

Benefits paid	(792)	(465)	(508)
Benefit obligation at end of year	$ 29,169	$ 17,085	$ 12,217

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -	$ -
Employer contributions	792	465	508
Benefits paid	(792)	(465)	(508)
Fair value of plan assets at end of year	$ -	$ -	$ -

Funded Status	$ (29,169)	$ (17,085)	$ (12,217)
Unrecognized net actuarial loss	15,738	4,914	1,469
Unrecognized transition obligation	50	95	140
Prepaid (accrued) benefit cost	$ (13,381)	$ (12,076)	$ (10,608)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2001, 2000, and 1999 (in 000's).

	2001	2000	1999

Components of net periodic benefit cost
Service cost	$ 624	$ 529	$ 413

Interest cost	1,296	1,139	845

Amortization of transition obligation(asset)	45	45	45

Recognized net actuarial loss (gain)	381	219	164
Net periodic benefit cost	$ 2,346	$ 1,932	$ 1,467

The Company's share of net periodic benefit cost	$ 256	$ 219	$ 185

In order to measure the postretirement benefit obligation at December 31, 2001 the Company assumed a 16.0% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). In addition, medical cost inflation is assumed to be 12% in 2002 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $6.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $465,000. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $5.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $369,000. The assumed weighted average discount rate used in determining the postretirement benefit obligation was 7.0% for 2001 and 7.5% for 2000 and 1999.

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2001, 2000 and 1999 was as follows (in 000's):

	2001	2000	1999
Federal income tax expense (benefit):
Current	$(81,820)	$(8,536)	$18,570
Deferred	58,498	(53,145)	10,210

Total	$(23,322)	$(61,681)	$28,780

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:
	2001	2000	1999

Expected federal income tax expense	$(13,435)	$(21,455)	$28,969
Low income housing credit	(6,138)	(5,805)	(6,348)
Additional tax provision	(4,200)	(35,897)	6,851
Other	451	1,476	(692)

Federal income tax expense	$(23,322)	$(61,681)	$28,780

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2001 and 2000 were as follows (in 000's):
	2001	2000

Deferred tax assets:
Actuarial liabilities	$ 92,323	$ 177,709
Other	38,870	845
Total deferred tax assets	$ 131,193	$ 178,554

Deferred tax liabilities:
Deferred policy acquisition costs	(181,647)	(189,447)
Investments, net	(48,710)	(30,513)
Total deferred tax liabilities	$ (230,357)	$ (219,960)

Net deferred tax liabilities	$ (99,164)	$ (41,406)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):
	2001	2000

Balance at January 1	$ 20,574	$ 17,755
Less reinsurance recoverables	(5,067)	(4,036)
Net balance at January 1	15,507	13,719
Incurred related to:
Current year	11,354	10,670
Prior years	(786)	(14)
Total incurred	10,568	10,656
Paid losses related to:
Current year	(5,446)	(5,473)
Prior years	(3,092)	(3,395)
Total paid	(8,538)	(8,868)

Net balance at December 31	23,615	20,574
Less reinsurance recoverables	(6,078)	(5,067)
Balance at December 31	$ 17,537	$ 15,507

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition costs (in 000's):
	2001	2000
Balance at January 1	$ 761,988	$ 686,278
Acquisition costs deferred	137,879	206,869
Amortized to expense during the year	(120,733)	(123,832)
Adjustment for unrealized investment gains (losses) during the year	(13,418)	(7,327)
Balance at December 31	$ 765,716	$ 761,988

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments (in 000's):

	Year ended December 31, 2001
			Pretax
	Total	Total	Income	Net Operating	Total
	Revenues	Expenditures	(Loss)	Income (Loss)	Assets

Wealth Management	$ 494,231	$ 527,615	$ (30,855)	$ (11,795)	$ 20,281,474
Individual Protection	32,345	28,383	3,962	3,443	1,685,589
Group Protection	19,407	15,930	3,477	2,641	38,105
Corporate	85,322	104,692	(21,899)	(12,170)	304,570
Total	$ 631,305	$ 676,620	$ (45,315)	$ (17,881)	$ 22,309,738

	Year ended December 31, 2000

Wealth Management	$ 533,517	$ 556,864	$ (23,347)	$ (6,911)	$ 22,094,736
Individual Protection	44,206	44,477	(271)	(176)	1,242,549
Group Protection	17,194	15,350	1,844	1,199	30,514
Corporate	15,552	55,025	(39,473)	8,419	689,869
Total	$ 610,469	$ 671,716	$ (61,247)	$ 2,531	$ 24,057,668

	Year ended December 31, 1999

Wealth Management	$ 563,836	$ 460,788	$ 103,048	$ 73,002	$ 20,911,529
Individual Protection	17,625	18,001	(376)	198	302,100
Group Protection	16,415	15,541	874	568	27,286
Corporate	31,996	52,731	(20,735)	(20,036)	243,998
Total	$ 629,872	$ 547,061	$ 82,811	$ 53,732	$ 21,484,913

13. REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently. The statutory financials are not prepared on a consolidated basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

13. REGULATORY FINANCIAL INFORMATION (CONTINUED):

The Company's statutory surplus and net income (loss) are as follows (in 000's):

	Year ended December 31,
	2001	2000	1999

Statutory surplus and capital
$     769,520
		$ 940,335	$ 886,342
Statutory net (loss) income	$ (137,139)	$ (236)	$ 90,358

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware. Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Insurance Commissioner of the State of Delaware.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), of $25,924,000 as of January 1, 2001. This adjustment is due to $25,454,000 of net deferred tax assets established as of January 1, 2001 offset by an increase of $470,000 in the valuation of the Company's obligation for postretirement benefits other than pensions ("PBOP") on a NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $15,000,000, $10,000,000 and $80,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2001, 2000, and 1999, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. No dividends were paid during 2001. Dividends in the amount of $4,700,000 and $6,500,000 were declared and paid during 2000 and 1999, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October 2002, the other in October 2003. As of December 31, 2001, no amounts have been borrowed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2001, minimum future lease payments under such leases are as follows (in 000's):

2002	$ 1,924
2003	294
2004	196
Total	$ 2,414

Total rental expense for the years ended December 31, 2001, 2000 and 1999 was $6,936,000, $5,002,000, and $4,656,000, respectively.

16. DISCONTINUED OPERATIONS

During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of Massachusetts Casualty Insurance Company ("MCIC") and New London Trust, F.S.B. ("NLT"), which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

There were no results from discontinued operations in 2001 and 2000. Income from discontinued operations for the year ended December 31, 1999 were as follows (in 000's):
1999
Revenue	$ 22,667
Expenses	21,430
Provision for income taxes	203
Income from discontinued operations	$ 1,034

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, comprehensive income, stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 15, 2002

PART C

ITEM 27. EXHIBITS

A. Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.)

B. Marketing Coordination and Administrative Service Agreement between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

C. (1) Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

(2) Amendment to Principal Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on September 10, 2001.)

D. (1) Form of Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2) Form of Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(3) Form of Flexible Premium Variable Universal Life Insurance Certificate (Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4) Form of Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5) Form of Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6) Form of Maturity Extension Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7) Form of Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(8) Form of Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(9) Form of Directed Deductions Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E. (1) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5) Form of Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F. (1) Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

(2) Bylaws of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

G. Form of Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H. (1)(a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(b) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(c) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(d) Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(1)(e) Amendment No. 8 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(2)(a) Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(b) Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(c) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(b) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(c) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(d) Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(4)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(4)(b) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(5) Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)(a) Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(6)(b) Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(6)(c) Amendment No. 7 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(7)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(b)Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(c)Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(8)(b)Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(8)(c)Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(9)(a)Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(9)(b)Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(10)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(10)(b)Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(10)(c)Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(11) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(12) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

I. Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J. None.

K. Legal Opinion.

L. None.

M. None.

N. Independent Auditor's Consent.

O. None.

P. None.

Q. None.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Donald A. Stewart	Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

C. James Prieur	Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III	President and Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

Angus A. MacNaughton	Director
481 Kingswood Lane
Danville, CA 94506

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta
Canada T2R 0L5

James C. Baillie	Director
Torys Suite 300, Maritime Life Tower
Toronto, Ontario
Canada MSK 1N2

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robin L. Camara	Vice President, Human Resources &
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy
One Sun Life Executive Park	and Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robert P. Vrolyk	Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Retirement Products and Services
112 Worcester Street
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President & Chief Administrative and
One Sun Life Executive Park	Financial Officer & Treasurer
Wellesley Hills, MA 02481

Michael E. Shunney	Vice President, Group Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

James R. Smith	Vice President & Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 30. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.
Name and Principal	Positions and Officers
Business Address*	with Underwriter

William P. Franca	President
Davey S. Scoon	Treasurer and Director
James M.A. Anderson	Director
James A. McNulty, III	Director
George E. Maden	Secretary and Clerk
William T. Evers	Assistant Secretary and Clerk
Norton A. Goss, II	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Tax Officer

------------------------------

* The principal business address of all directors and officers of the principal underwriter, except for Mr. Franca, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Mr. Franca is 112 Worcester Street, Wellesley Hills, MA

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 3rd day of December, 2002.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(Registrant)

By: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: /s/ James A. McNulty, III

James A. McNulty, III, President

Attest: /s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.
/s/ James A. McNulty, III James A. McNulty, III	President and Director (Principal Executive Officer)	December 3, 2002
/s/ Davey Scoon Davey Scoon	Vice President and Chief Administrative and Financial Officer and Treasurer (Principal Financial & Accounting Officer)	December 3, 2002
*/s/ Donald A. Stewart Donald A. Stewart	Chairman and Director
*/s/ James Prieur C. James Prieur	Vice Chairman and Director
*/s/ James C. Baillie James C. Baillie	Director
*/s/ David D. Horn David D. Horn	Director
*/s/ Angus MacNaughton Angus MacNaughton	Director
*/s/ S. Caesar Raboy S. Caesar Raboy	Director
*/s/ William W. Stinson William W. Stinson	Director
By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		December 3, 2002

*By Edward M. Shea pursuant to Powers of Attorney.